Nuveen Exchange-Traded Funds

Providing tax-free income
to help you live your dreams

INVESTMENT QUALITY (NQM)
SELECT QUALITY (NQS)
QUALITY INCOME (NQU)
PREMIER INCOME (NPF)

ANNUAL REPORT/OCTOBER 31, 1996

Photographic image of couple walking on beach.

Photographic image of financial adviser reviewing financial statements/plans with older couple.

Tax-informed investing

An important part of any successful investment program is gauging how well your investments have performed and measuring your progress toward your long-term goals.

Taxes dramatically alter the relative returns of the five asset classes shown at right.

Graph showing after-tax returns, 1976-1996.


Municipals        8.26
Treasuries        5.62
Corporates        6.11
Stocks           10.51
Treasury Bills    3.87


Traditionally, the most common way to measure performance has been to compare pre-tax rates of return for different investments across similar time periods. The rationale behind this method is that each investor is taxed at a different rate, making pre-tax comparisons the seemingly logical way to ensure you are comparing apples to apples.

  This, however, is precisely the rationale that can make a pre-tax performance assessment misleading. When returns are presented on a pre-tax basis, you may lose sight of the major impact taxes can have on your earnings, and fail to get the complete picture of your progress toward your investment goals. At Nuveen, we've built our reputation help ing investors realize that it's not what you earn, it's what you keep.

TAX-INFORMED INVESTING: THE KEY
TO MEASURING LONG-TERM RESULTS

The true measure of an investment is its performance on an after-tax basis. Analyzing after-tax returns gains added significance when you realize that the taxes you pay can never be regained. Once that money is "lost," it can't be put to work through compounding, earning additional dollars for you.

  To better illustrate the ways that taxes can affect the amount you keep versus the amount you earn, Nuveen Research recently studied 20 years of investment returns, both pre-tax and after-tax, to determine the impact of taxes on various asset classes. We were particularly interested in the results for municipal bonds, an asset class that is commonly excluded from the top performance rankings when only pre-tax returns are considered.

MEASURING WHAT YOU KEEP

The study showed that, once the impact of taxes was figured into the equation, municipal bonds offered a distinct advantage over other fixed income investments. Over the study period, municipal bonds outperformed both corporate and Treasury bonds (see accompanying tables), as high tax rates and the loss of compounding income took their toll on corporate and Treasury results.

  As investors are well aware, performance over the long term--and the purchasing power of their earnings--can be eroded by inflation as well as taxes. The study showed that, over the past 20 years, only municipal bonds and stocks provided significant after-tax gains over the Consumer Price Index, the most recognized measure of inflation.

ABOUT THE STUDY

The study, "Measuring What You Keep: Historical After-Tax Returns," compared pre-tax and after-tax total returns over the past 20 years for five asset classes: municipal bonds, Treasury bonds, Treasury bills, corporate bonds, and large company stocks. Returns for each asset class were represented by the returns on commonly used market indexes compiled by Lehman Brothers and Ibbotson Associates.

  A hypothetical investment of $100,000 was made in each of these asset classes at the beginning of 1976, with all dividends and interest reinvested through the end of 1995. In addition, the after-tax proceeds of an assumed annual 20% turnover rate were reinvested. The study assumed that taxes were paid annually at the applicable federal income tax rates for an investor earning the equivalent of $100,000 in 1995. Of course, this hypothetical investment performance neither reflects past performance nor predicts future results of any Nuveen investment.

INCORPORATING TAX-INFORMED
INVESTING IN YOUR PORTFOLIO

The Nuveen study confirms what many investors have known for years: that municipal bonds can play a critical role in the long-term financial strategies of tax-informed investors.

Balancing short-term and long-term investments

Combining shorter- and longer-term tax-free investments may help you manage cumulative risk in your portfolio while still capturing the potential for attractive overall rates. Shorter-term investments can help reduce the current volatility of your portfolio and provide a source of investable funds to take advantage of additional investment opportunities as they arise. Longer-term leveraged exchange-traded funds have provided attractive yields and offer trading flexibility that allows quick and easy portfolio adjustments.

Dividend reinvestment

Studies indicate that weathering market cycles by maintaining an investment plan with long-term goals can help shield investors in the event of a declining market. The purchase of additional shares on a regular schedule, such as through dividend reinvestment, is another strategy for navigating market changes. Dividend reinvestment is an easy and convenient way to set aside dollars on a regular basis, helping you take advantage of dollar-cost averaging while gaining the benefits of tax-free compounding.

CONSISTENT AFTER-TAX PERFORMANCE

For the long-term investor, performance--even after the impact of taxes and inflation--is the true meas ure of an investment's merit. While most investors choose municipal bonds for their tax-free income advantage, the positive news about their after-tax returns reinforces their potential value as part of a tax-informed investment strategy designed to meet long-term objectives. Understanding the impact of taxes can mean that you keep more of what you earn, and municipal bonds can help you do just that.

Only municipals and equities generated signif icant increases in purchasing power over the twenty-year period, with after-tax and inflation-adjusted returns in excess of 2.75% annually.


         ANNUAL AFTER-TAX REAL RETURNS, 1976-1995

  PERIOD          MUNICIPALS     TREASURIES        CORPORATES       STOCKS        BILLS
  1976-1985         .69%          -3.32%             -2.14%          2.75%       -2.67%
  1986-1995        5.15            4.21               3.91           7.31         0.13
  1976-1995        2.88%           0.37%              0.84%          5.02%       -1.30%


Photographic image of couple walking on beach.

                  CONTENTS

  6  Municipal market perspective
  7  Dear shareholder
  9  Answering your questions
 13  Fund performance
 15  Commonly used terms
 17  Shareholder meeting report
 18  Portfolio of investments
 46  Statement of net assets
 47  Statement of operations
 48  Statement of changes in net assets
 50  Notes to financial statements
 56  Financial highlights
 60  Report of independent auditors
 61  Nuveen Exchange-Traded Funds
     dividend reinvestment program

Municipal
market perspective

Over the past year the bond market has been relatively stable compared with recent years, despite some fluctuations. While 1994 represented the worst period in recent bond market history and 1995 the best in a decade, 1996 ended the year about where it began, rebounding from a mid-year decline. Following a strong start, a succession of mixed reports affecting interest rate and inflation forecasts caused investors to view the markets alternatively with enthusiasm, then uncertainty. In the third quarter, evidence of an economic slowdown, the strong U.S. dollar, and lack of inflationary pressures combined to allay investor fears, sparking a rally in bonds that continued through the post-election period. Throughout the year, the municipal market continued to reward investors with solid returns, dependable income, and opportunities to purchase bonds with strong credit quality.

A look at the current economy shows a positive tone, reflecting a combination of factors that historically bode well for the bond market, especially long-term issues. Yields remain attractive, as inflation maintains the same modest pace that it has demonstrated over the past five years, giving every indication of being well under control. At the same time, the economy continues to moderate, as evidenced by the lack of price pressure at the consumer and producer levels, steady employment statistics, low labor costs, and a stable money supply.

Photographic image of head shot of Chairman and Chief Executive Officer of Nuveen.

"Municipal bonds continue to play an important role in meeting the investment goals of conservative investors."

Dear
shareholder

As I begin my duties as the new chairman and chief executive officer of John Nuveen & Co. Incorporated and chairman of the board of the Nuveen exchange-traded funds, I am pleased to have this opportunity to report to you on the performance of your funds. My experience at Nuveen over the past 19 years has shaped my commitment to maintaining Nuveen's tradition of value investing and prudent management. We continue to focus on building shareholder value, providing research-oriented management, and delivering dependable performance, in the belief that this focus will contribute to many more years of investment success for our fund shareholders.

  Municipal bonds continue to play an important role in meeting the investment goals of conservative investors. The performance of the exchange-traded funds covered in this report demonstrates the ability of quality investments to provide extremely attractive tax-free income. As of October 31, 1996, the current annual yield on share price for these funds ranged from 6.70% to 6.76%. To match these yields, an investor in the 36% federal income tax bracket would have had to earn at least 10.47% on taxable alternatives. Without question, taxable yields at this level on investments of comparable quality can be difficult to obtain in today's markets.

  The net asset values of some funds declined slightly over the 12 months ended October 31, reflecting the mid-1996 uncertainty that drove prices lower and yields higher. Yet returns remained attractive. For the funds covered in this report, total returns, representing changes in net asset value and reinvestment of all dividends and capital gains, if any, ranged from 5.70% to 7.51%, equivalent to taxable investments with total returns of 9.53% to 11.36%. As concerns about the effects of a potential flat tax evaporated and the Federal Reserve continued to stand firm on interest rates, confidence in the bond market was restored in November following the fiscal year ends of these funds.

  I would like to take this opportunity to share with you the news of some recent developments that will give Nuveen the flexibility to meet expanded investor needs for capital preservation, current income, and future growth.

  In November, we introduced the Nuveen Growth and Income Stock Fund, the first of three Nuveen equity-based mutual funds designed to provide a high-quality complement to our current municipal bond funds. These new funds will be offered in affiliation with Institutional Capital Corporation (ICAP), an institutional equity management firm located in Chicago that shares Nuveen's values and investment management style. Tailor-made to address the needs of many Nuveen investors, these funds can play a critical role in achieving a balanced strategy for investors who expect their investments to provide a core element of their financial security.

  In another move that will increase the range of investment solutions for investors, Nuveen is acquiring Flagship Resources, Inc., a fixed income mutual fund specialist based in Dayton, Ohio. Flagship is a firm that shares our views on the importance of research and emphasizes a conservative, value-oriented approach to portfolio management. In January 1997, the tax-exempt mutual fund activities of Flagship and Nuveen will be merged, resulting in more than 40 municipal funds, the broadest selection available in the U.S.

  We are excited about these recent developments, and we are pleased to be bringing Nuveen investors expanded options for achieving wealth preservation, dependable income, and long-term asset growth. We thank you for your continued confidence in Nuveen.

Sincerely,

/s/ Timothy R. Schwertfeger
Timothy R. Schwertfeger
Chairman of the Board
December 16, 1996

Answering your questions

Photographic image of montage of letters received by Nuveen.

Tom Spalding, head of Nuveen's portfolio management team, discusses the current environment in the municipal market and aspects of Nuveen's management approach

Did the November elections have any impact on the municipal market?

No. While both the stock and bond markets have enjoyed post-election rallies, the markets had substantially anticipated the outcome of the elections, that is, the re-election of a Democratic President and the continued Republican majority in Congress. Maintaining the status quo of the past four years should have little effect on the municipal market.

What is the current mood of the municipal market?

The overall tone of the municipal market today is very positive. Over the past year, we have seen municipals perform well in comparison to Treasuries. Adding to the general optimism is the fact that the election has ended all talk of a flat tax for now, eliminating one source of uncertainty regarding municipal value. Based on these factors, we expect market sentiment to stay on the positive side in the coming months.

Are there areas of the market that look especially attractive?

Regionally, the Midwest has turned in strong performance over the past year. This is due to the fact that the economies of Illinois, Michigan, and Ohio have done very well recently, with bonds from issuers in these states benefiting from price appreciation relative to the market.

Photographic image of Tom Spalding, Portfolio Manager at Nuveen.

Tom Spalding, head of Nuveen's portfolio management team, answers investors' questions on developments in the municipal market

Do the Nuveen funds currently hold many bonds from Midwestern issuers?

Historically, Nuveen's national funds have always been slightly overweighted in bonds from Midwestern issuers. Two main reasons account for this:
     o Because interest from Illinois-issued municipal bonds generally is not deductible when calculating state taxes, these bonds often provide more attractive yields and prices than bonds from other states. Therefore, at certain times, we tend to hold more bonds from this Midwestern state.
     o Because of our long history in Chicago, we are particularly well acquainted with credits in this part of the country.

  We believe that much of the recent relative price appreciation opportunity in Midwest bonds may have been realized, with many of these bonds now reaching what we would consider full value.

Does the portfolio management approach differ between older and newer Nuveen funds?

While all of our funds are managed using the same philosophy and approach to security selection and portfolio construction, each fund has a unique history and set of circumstances that create different opportunities. Adding to this diversity is the fact that each portfolio manager has an individual style. These differences manifest themselves in slight variations. For example, one manager might identify more frequent opportunities to change portfolio holdings over the course of a year, while another manager might choose to buy more of a certain issue or sell at a different time.

  However, all of our portfolio managers use the same fundamental value approach in the search for bonds that we believe are positioned to outperform their peers. This means that we generally focus on the same types of credits and same time horizons, and we try to maintain the same geographical and sector diversification. Our management approach involves a team atmosphere, even though each manager is overseeing separate portfolios.

Can you comment on the overall credit quality of the Nuveen funds?

Over the course of 1996, the market has seen more upgrades than downgrades in bond credit ratings, and our portfolios generally reflect this overall market trend. As opportunity allowed, Nuveen portfolio managers maintained or upgraded bonds in their portfolios to increase value and extend call protection.

What is the status of bond calls in Nuveen's older portfolios?

Our funds--especially the older state and national funds--have been dealing with the issue of bond calls and pre-refundings for years. Although this has put pressure on dividends, all of our funds have performed very well through this period. Generally, we don't expect bond calls and pre-refundings to play as major a role over the next few years as they have recently. While some of our funds still have pre-refunded and current call risk, others have restructured their portfolios and have virtually no call exposure.


NUVEEN INVESTMENT QUALITY MUNICIPAL FUND, INC.
NQM

Dividends on NQM have been consistently at an attractive level despite a modest reduction in June. Dividends are adjusted periodically to reflect the current earnings of the portfolio.

12 MONTH DIVIDEND HISTORY


Date          Monthly Dividends   Supplemental Dividends    Capital Gains

11/13/95     $0.0870
12/13/95     $0.0870
01/10/96     $0.0870
02/13/96     $0.0870
03/13/96     $0.0870
04/11/96     $0.0870
05/13/96     $0.0870
06/12/96     $0.0845
07/11/96     $0.0845
08/13/96     $0.0845
09/11/96     $0.0845
10/10/96     $0.0845

   FUND HIGHLIGHTS 10/31/96
   Yield                                      6.76%
   Taxable-equivalent yield                  10.56%
   Annual total return on NAV                 5.70%
   Taxable-equivalent total return            9.53%
   Share price                               $15.00
   NAV                                       $15.48

The price, net asset value and dividend history used in this chart constitute past performance and do not necessarily predict the future price, net asset value or dividends of the Fund or of any other Nuveen Fund.


NUVEEN SELECT QUALITY MUNICIPAL FUND, INC.
NQS

In keeping with the Fund's goal of providing attractive, dependable tax-free income, shareholders enjoyed 12 months of steady dividends.


12 MONTH DIVIDEND HISTORY

Date      Monthly Dividends  Supplemental Dividends    Capital Gains

11/13/95     $0.0845
12/13/95     $0.0845
01/10/96     $0.0845
02/13/96     $0.0845
03/13/96     $0.0845
04/11/96     $0.0845
05/13/96     $0.0845
06/12/96     $0.0845
07/11/96     $0.0845
08/13/96     $0.0845
09/11/96     $0.0845
10/10/96     $0.0845

   FUND HIGHLIGHTS 10/31/96
   Yield                                      6.70%
   Taxable-equivalent yield                  10.47%
   Annual total return on NAV                 5.71%
   Taxable-equivalent total return            9.56%
   Share price                              $15.125
   NAV                                       $15.12

The price, net asset value and dividend history used in this chart constitute past performance and do not necessarily predict the future price, net asset value or dividends of the Fund or of any other Nuveen Fund.


NUVEEN QUALITY INCOME MUNICIPAL FUND, INC.
NQU

In keeping with the Fund's goal of providing attractive, dependable tax-free income, share holders enjoyed 12 months of steady dividends.


12 MONTH DIVIDEND HISTORY

Date          Monthly Dividends    Supplemental Dividends    Capital Gains

11/13/95     $0.0855
12/13/95     $0.0855
01/10/96     $0.0855
02/13/96     $0.0855
03/13/96     $0.0855
04/11/96     $0.0855
05/13/96     $0.0855
06/12/96     $0.0855
07/11/96     $0.0855
08/13/96     $0.0855
09/11/96     $0.0855
10/10/96     $0.0855

   FUND HIGHLIGHTS 10/31/96
   Yield                                      6.73%
   Taxable-equivalent yield                  10.52%
   Annual total return on NAV                 6.93%
   Taxable-equivalent total return           10.79%
   Share price                               $15.25
   NAV                                       $15.44

The price, net asset value and dividend history used in this chart constitute past performance and do not necessarily predict the future price, net asset value or dividends of the Fund or of any other Nuveen Fund.


NUVEEN PREMIER MUNICIPAL INCOME FUND, INC.
NPF

In keeping with the Fund's goal of providing attractive, dependable tax-free income, share holders enjoyed 12 months of steady dividends. In addition, shareholders received a capital gains distribution in December 1995.


12 MONTH DIVIDEND HISTORY

Date          Monthly Dividends   Supplemental Dividends     Capital Gains

11/13/95     $0.0845
12/13/95     $0.0845                                            $0.0603
01/10/96     $0.0845
02/13/96     $0.0845
03/13/96     $0.0845
04/11/96     $0.0845
05/13/96     $0.0845
06/12/96     $0.0845
07/11/96     $0.0845
08/13/96     $0.0845
09/11/96     $0.0845
10/10/96     $0.0845

   FUND HIGHLIGHTS 10/31/96
   Yield                                      6.70%
   Taxable-equivalent yield                  10.47%
   Annual total return on NAV                 7.51%
   Taxable-equivalent total return           11.36%
   Share price                              $15.125
   NAV                                      $15.38

The price, net asset value and dividend history used in this chart constitute past performance and do not necessarily predict the future price, net asset value or dividends of the Fund or of any other Nuveen Fund.


Commonly used terms

Yield

An exchange-traded fund's annualized monthly dividend on a given date
(in the case of this report, October 31, 1996) divided by its closing price per share on that date.

Taxable equivalent yield

The return an investor subject to a given federal income tax rate would need to obtain from a fully taxable investment to equal the fund's stated annualized yield on share price. In this report, the tax rate is assumed to be 36% for shareholders, based on incomes of $121,300-$263,750 for investors filing singly, $147,700-$263,750 for those filing jointly.

Net Asset Value (NAV)

The market value of all securities and other assets held by an exchange-traded fund, minus any liabilities. The NAV per share is the fund's net assets, less the value of its preferred shares divided by the total number of common shares outstanding.

Total return on NAV

The percentage change in a fund's NAV per common share for a given period, assuming reinvestment of all dividends and capital gains distributions, if any.

Taxable equivalent total return

The total return an investor subject to a given federal income tax rate would need to obtain from a fully taxable investment to equal the Fund's stated total return on NAV.

Leverage

A technique used to enhance the income produced for common shareholders by a long-term municipal bond fund through the issuance of short-term preferred shares. The proceeds from the sale of the preferred shares can be used to purchase additional long-term bonds, thus increasing the portfolio's income stream. Changes in net asset value per share, both up and down, are also magnified by leverage.

Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the 12-month period ended October 31, 1996. Any future repurchases will be reported to shareholders in the next annual or semiannual report.


SHAREHOLDER MEETING REPORT

                          On July 24, 1996, the following Nuveen Exchange-Traded
                          Funds held an Annual Meeting of Shareholders. At the meeting, shareholders voted to elect directors of the Funds and to ratify selection of Ernst & Young L.L.P.
                          as the auditors for the Funds. The directors elected at the meeting include: Lawrence H. Brown, Anthony T.
                          Dean, Anne E. Impellizzeri, and Peter R. Sawers.


                                                       NQM            NQS             NQU             NPF
   APPROVAL OF THE DIRECTORS
   WAS REACHED AS FOLLOWS:
   Lawrence H. Brown
      For                                          31,680,110      30,529,261      47,835,317      17,900,681
      Abstain                                         399,191         451,596         602,287         212,820
                                                   ----------      ----------      ----------      ----------
        Total                                      32,079,301      30,980,857      48,437,604      18,113,501
                                                   ==========      ==========      ==========      ==========

   Anthony T. Dean
      For                                          31,673,210      30,538,156      47,830,776      17,904,081
      Abstain                                         406,091         442,701         606,828         209,420
                                                   ----------      ----------      ----------      ----------
        Total                                      32,079,301      30,980,857      48,437,604      18,113,501
                                                   ==========      ==========      ==========      ==========

   Anne E. Impellizzeri
      For                                          31,681,710      30,535,315      47,837,130      17,900,006
      Abstain                                         397,591         445,542         600,474         213,495
                                                   ----------      ----------      ----------      ----------
        Total                                      32,079,301      30,980,857      48,437,604      18,113,501
                                                   ==========      ==========      ==========      ==========

   Peter R. Sawers
      For                                          31,680,110      30,536,461      47,833,592      17,902,086
      Abstain                                         399,191         444,396         604,012         211,415
                                                   ----------      ----------      ----------      ----------
        Total                                      32,079,301      30,980,857      48,437,604      18,113,501
                                                   ==========      ==========      ==========      ==========

   APPROVAL TO UPDATE TERMS
   OF MUNIPREFERRED WAS
   REACHED AS FOLLOWS:
      For                                          18,214,149      17,169,469      26,816,693           N/A
      Against                                         374,223         426,145         538,383           N/A
      Abstain                                       1,158,766       1,185,141       1,796,558           N/A
                                                   ----------      ----------      ----------      ----------
        Total                                      19,747,138      18,780,755      29,151,634           N/A
                                                   ==========      ==========      ==========      ==========

   RATIFICATION OF AUDITORS
   WAS REACHED AS FOLLOWS:
      For                                          31,533,234      30,315,751      47,576,122      17,838,103
      Against                                         143,494         140,024         220,873          76,773
      Abstain                                         402,573         525,082         640,609         198,625
                                                   ----------      ----------      ----------      ----------
        Total                                      32,079,301      30,980,857      48,437,604      18,113,501
                                                   ==========      ==========      ==========      ==========


PORTFOLIO OF INVESTMENTS
NUVEEN INVESTMENT QUALITY MUNICIPAL FUND, INC. (NQM)


 PRINCIPAL                                                                                       RAT-        OPT. CALL    MARKET
    AMOUNT     DESCRIPTION                                                                      INGS*     PROVISIONS**     VALUE

               ALASKA - 2.5%
$14,850,000    Alaska Housing Finance Corporation, General Housing Purpose Bonds,
                1994 Series A, 5.400%, 12/01/13                                                    Aa      6/04 at 102  $ 14,272,929
  5,630,000    Alaska Housing Finance Corporation, Insured Mortgage Program Bonds,
                1990 First Series, 7.800%, 12/01/30                                               Aa1     12/00 at 102     5,728,018
------------------------------------------------------------------------------------------------------------------------------------
               CALIFORNIA - 15.7%
 22,400,000    California Health Facilities Financing Authority, Kaiser Permanente,
                Revenue Bonds, 1993 Series C, 5.600%, 5/01/33                                      AA      5/03 at 102    21,349,216
 11,625,000    California Health Facilities Financing Authority, Hospital Revenue Bonds
                (Children's Hospital of Los Angeles), 1991 Series A, 7.125%, 6/01/21
                (Pre-refunded to 6/01/01)                                                         Aaa      6/01 at 102    13,098,701
  5,700,000    State Public Works Board of the State of California, Lease Revenue
                Refunding Bonds (The Regents of the University of California), 1993
                Series A (Various University of California Projects), 5.500%, 6/01/21              A1      6/03 at 102     5,395,164
 10,000,000    Certificates of Participation (1991 Financing Project), County of Alameda,
                California, Alameda County Public Facilities Corporation,
                6.000%, 9/01/21                                                                   Aaa      9/06 at 102    10,317,400
  9,740,000    Huntington Park Redevelopment Agency, Single Family Residential
                Mortgage Revenue Refunding Bonds, 1986 Series A, 8.000%, 12/01/19                 Aaa     No Opt. Call    12,924,590
  6,640,000    Lancaster Redevelopment Agency, Combined Redevelopment Project
                Areas (Sheriff's Facility Project), Tax Allocation Bonds, Issue of 1993,
                5.700%, 8/01/23                                                                   Aaa      8/03 at 102     6,589,802
  4,000,000    City of Loma Linda, California, Hospital Revenue Bonds (Loma Linda
                University Medical Center Project), Series 1993-A, 6.500%, 12/01/18               BBB     12/03 at 102     4,090,480
 10,325,000    City of Loma Linda, California, Hospital Revenue Refunding Bonds
                (Loma Linda University Medical Center Project), Series 1993-C,
                5.000%, 12/01/22                                                                  Aaa     12/03 at 102     9,252,749
  7,155,000    Department of Water and Power of The City of Los Angeles, Water Works
                Refunding Revenue Bonds, Second Issue of 1993, 4.500%, 5/15/23                    Aaa      5/03 at 102     5,932,211
 15,770,000    Ontario Redevelopment Financing Authority (San Bernardino County
                California), 1995 Revenue Refunding Bonds (Ontario Redevelopment
                Project No. 1), 7.400%, 8/01/25                                                   Aaa     No Opt. Call    20,166,676
 13,145,000    City of Perris, California, Single Family Mortgage Revenue Bonds (GNMA
                Mortgage-Backed Securities), 1988 Series B, 8.200%, 9/01/23
                (Alternative Minimum Tax)                                                         Aaa     No Opt. Call    16,793,263
------------------------------------------------------------------------------------------------------------------------------------
               COLORADO - 1.5%
  2,500,000    Colorado Housing Finance Authority, Single Family Program Senior and
                Subordinate Bonds, 1996 Series B, 7.450%, 11/01/27                                 Aa      5/06 at 105     2,791,050
  4,940,000    Castle Pines Metropolitan District, Douglas County, Colorado, General
                Obligation Refunding and Improvement Bonds, Series 1990,
                7.625%, 12/01/15                                                                  Aaa     12/00 at 102     5,569,356
  3,085,000    City and County of Denver, Colorado, Airport System Revenue Bonds,
                Series 1991A, 8.000%, 11/15/25 (Alternative Minimum Tax)                          Baa     11/01 at 100     3,462,789
------------------------------------------------------------------------------------------------------------------------------------
               CONNECTICUT - 0.9%
  7,030,000    Connecticut Housing Finance Authority, Housing Mortgage Finance
                Program Bonds, 1996 Series D, Subseries D-2, 6.200%, 11/15/27
                (Alternative Minimum Tax)                                                          Aa      5/06 at 102     7,098,964
------------------------------------------------------------------------------------------------------------------------------------
               DISTRICT OF COLUMBIA - 0.7%
  5,215,000    District of Columbia Housing Finance Agency, Collateralized Single
                Family Mortgage Revenue Bonds, Series 1990A, 8.100%, 12/01/23
                (Alternative Minimum Tax)                                                         AAA     12/00 at 102     5,504,798
------------------------------------------------------------------------------------------------------------------------------------
               FLORIDA - 5.2%
  4,000,000    Hillsborough County Port District, Florida (Tampa Port Authority),
                Revenue Bonds, Series 1990, 8.250%, 6/01/09                                      Baa1     12/00 at 102     4,610,920


  PRINCIPAL                                                                                       RAT-        OPT. CALL    MARKET
     AMOUNT    DESCRIPTION                                                                       INGS*     PROVISIONS**     VALUE

               FLORIDA (CONTINUED)
$ 20,000,000   Jacksonville Health Facilities Authority, Health Facilities Revenue
                Refunding Bonds, Daughters of Charity National Health System, Inc.,
                St. Vincent's Medical Center Issue, Series 1990, 7.500%, 11/01/15
                (Pre-refunded to 11/01/00)                                                        Aaa     11/00 at 102  $ 22,599,400
               Orange County Housing Finance Authority, GNMA Collateralized
                Mortgage Revenue Refunding Bonds, 1990 Series A:
  2,600,000     7.500%, 7/01/10                                                                   Aaa      7/00 at 103     2,764,294
 11,035,000     7.600%, 1/01/24                                                                   Aaa      7/00 at 103    11,734,288
------------------------------------------------------------------------------------------------------------------------------------
               GEORGIA - 5.2%
  5,990,000    Municipal Electric Authority of Georgia, Power Revenue Bonds,
                Series Q, 8.375%, 1/01/16                                                           A      1/98 at 102     6,383,603
  5,000,000    Municipal Electric Authority of Georgia, General Power Revenue Bonds,
                1987A Series, 8.375%, 1/01/20                                                       A      1/97 at 102     5,132,600
  5,250,000    Municipal Electric Authority of Georgia, Power Revenue Bonds,
                Series O, 8.125%, 1/01/17                                                           A      1/98 at 102     5,580,225
  3,225,000    Urban Residential Finance Authority of the City of Atlanta, Georgia,
                Single Family Mortgage Revenue Bonds (GNMA Collateralized Home
                Mortgage Program), Series 1988, in cooperation with the Housing
                Authority of Fulton County, Georgia), 8.250%, 10/01/21 (Alternative
                Minimum Tax)                                                                      AAA     10/98 at 103     3,375,285
 10,000,000    Development Authority of Monroe County (Georgia), Pollution Control
                Revenue Bonds (Georgia Power Company Plant Scherer Project), Second
                Series 1994, 6.750%, 10/01/24                                                      A1     10/99 at 102    10,438,400
  2,250,000    Municipal Electric Authority of Georgia, Project One Special Obligation
                Bonds, Fourth Crossover Series, 6.500%, 1/01/20                                     A     No Opt. Call     2,471,985
  7,325,000    Wayne County Development Authority, Solid Waste Disposal Revenue
                Bonds (ITTRayonier, Inc. Project), Series 1990, 8.000%, 7/01/15
                (Alternative Minimum Tax)                                                        BBB+      1/00 at 102     7,878,917
------------------------------------------------------------------------------------------------------------------------------------
               ILLINOIS - 5.5%
  5,000,000    Illinois Health Facilities Authority, Revenue Bonds, Series 1989B
                (ServantCor), 7.875%, 8/15/19 (Pre-refunded to 8/15/99)                           N/R      8/99 at 102     5,519,900
  3,305,000    Illinois Health Facilities Authority, Revenue Bonds, Series 1990
                (Riverside Senior Living Center Project), 7.500%, 11/01/20
                (Pre-refunded to 11/01/00)                                                          A     11/00 at 102     3,583,975
  7,500,000    Community College District No. 508, Cook County, Illinois, Certificates
                of Participation, 8.750%, 1/01/07                                                 Aaa     No Opt. Call     9,567,300
  5,900,000    Community Unit School District Number 7, Madison County, Illinois,
                School Building Bonds, Series 1994, 5.850%, 2/01/13                               Aaa     No Opt. Call     6,120,070
  3,585,000    City of Pekin, Illinois, Multi-Family Housing Refunding Revenue Bonds,
                Series 1992A (FHA Insured Mortgage Loan - Section 8 Assisted Project),
                6.875%, 5/01/22                                                                   AAA      5/03 at 103     3,780,454
  2,795,000    City of Peoria, Peoria County, Illinois, City of Pekin, Tazewell and Peoria
                Counties, Illinois, and City of Waukegan, Lake County, Illinois, Jointly,
                GNMA Collateralized Mortgage Revenue Bonds, Series 1990,
                7.875%, 8/01/22 (Alternative Minimum Tax)                                         AAA      8/00 at 103     2,945,790
    860,000    Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry
                and Will Counties, Illinois, General Obligation Bonds, Series 1992B,
                9.000%, 6/01/07                                                                   Aaa     No Opt. Call     1,133,721
  5,390,000    Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry
                and Will Counties, Illinois, General Obligation Bonds, Series 1992A,
                9.000%, 6/01/07                                                                   Aaa     No Opt. Call     7,105,529
               Southwestern Illinois Development Authority, Solid Waste Disposal
                Revenue Bonds (Leclede Steel Company Project), Series 1990:
    740,000     8.375%, 8/01/08 (Alternative Minimum Tax)                                          A-      8/00 at 103       817,367
  2,910,000     8.500%, 8/01/20 (Alternative Minimum Tax)                                          A-      8/00 at 103     3,226,288


  PRINCIPAL                                                                                      RAT-        OPT. CALL    MARKET
     AMOUNT    DESCRIPTION                                                                      INGS*     PROVISIONS**     VALUE

               INDIANA - 0.8%
$ 6,000,000    Hospital Authority of Delaware County (Indiana), Hospital Revenue Bonds,
                Series 1991 (Ball Memorial Hospital), 6.625%, 8/01/16                             Aaa      8/01 at 102   $ 6,468,960
------------------------------------------------------------------------------------------------------------------------------------
               KANSAS - 0.9%
  5,060,000    City of Topeka, Kansas, Variable Rate Demand Industrial Revenue
                Refunding Bonds, Series 1988 (Sunwest Hotel Corporation Project),
                9.500%, 10/01/16 (Alternative Minimum Tax) (Pre-refunded to 8/15/16)              AAA      8/16 at 100     6,834,289
------------------------------------------------------------------------------------------------------------------------------------
               KENTUCKY - 2.2%
               Kentucky Development Finance Authority, Medical Center Revenue
                Refunding and Improvement Bonds (Ashland Hospital Corporation d/b/a
                King's Daughters' Hospital):
  1,550,000     9.750%, 8/01/11 (Pre-refunded to 2/01/98)                                           A      2/98 at 102     1,681,146
    950,000     9.750%, 8/01/11                                                                     A      2/98 at 102     1,021,687
  2,120,000    Kentucky Housing Corporation, Housing Revenue Bonds (FHA Insured/
                VA Guaranteed), 1990 Series C Bonds, 8.100%, 1/01/22 (Alternative
                Minimum Tax)                                                                      Aaa      7/00 at 102     2,238,868
 12,500,000    County of Jefferson, Kentucky, Pollution Control Revenue Bonds, 1995
                Series A (Louisville Gas and Electric Company Project), 5.900%, 4/15/23            AA      4/05 at 102    12,648,375
------------------------------------------------------------------------------------------------------------------------------------
               LOUISIANA - 6.0%
 15,660,000    Louisiana Public Facilities Authority, Fixed Rate Health and Education
                Capital Facilities Revenue Bonds (West Jefferson Medical Center), Series
                1985D, 7.900%, 12/01/15                                                           Aaa     12/98 at 102    17,069,243
  2,550,000    Louisiana Public Facilities Authority (West Jefferson Medical Center),
                7.900%, 12/01/15 (Pre-refunded to 12/01/98)                                       Aaa     12/98 at 102     2,788,068
  5,485,000    Louisiana Public Facilities Authority, Extended Care Facilities Revenue
                Bonds (Comm-Care Corporation Project), Series 1994, 11.000%, 2/01/04              BBB     No Opt. Call     6,719,619
  5,460,000    East Baton Rouge Mortgage Finance Authority, Single Family Mortgage
                Revenue Bonds (GNMA Mortgage-Backed Securities Program), Series
                1990A, 7.875%, 8/01/23 (Alternative Minimum Tax)                                  Aaa      8/00 at 102     5,767,671
 11,545,000    Orleans Parish School Board, Public School Refunding Bonds, Series 1987
                (Defeased), 9.000%, 2/01/09                                                       Aaa     No Opt. Call    15,425,159
------------------------------------------------------------------------------------------------------------------------------------
               MAINE - 0.7%
  5,510,000    Maine State Housing Authority, Mortgage Purchase Bonds, 1994 Series
                C-2, 6.875%, 11/15/23 (Alternative Minimum Tax)                                   AA-     10/04 at 102     5,736,681
------------------------------------------------------------------------------------------------------------------------------------
               MARYLAND - 0.3%
  2,000,000    City of Gaithersburg (Maryland), First Mortgage Economic Development
                Revenue Bonds (Ashbury Methodist Home, Incorporated Facility),
                Series 1990, 7.850%, 1/01/20 (Pre-refunded to 1/01/00)                            N/R      1/00 at 102     2,244,160
------------------------------------------------------------------------------------------------------------------------------------
               MASSACHUSETTS - 6.5%
  6,135,000    Massachusetts Health and Educational Facilities Authority, Revenue
                Bonds, Goddard Memorial Hospital Issue, Series B, 9.000%, 7/01/15                 Baa      7/00 at 102     6,798,132
  3,810,000    Massachusetts Health and Educational Facilities Authority, Revenue Bonds,
                Goddard Memorial Hospital Issue, Series B, 9.000%, 7/01/15
                (Pre-refunded to 7/01/00)                                                         Baa      7/00 at 102     4,440,136
  1,250,000    Massachusetts Housing Finance Agency, Residential Housing Revenue
                Bonds, 1988 Series B, 8.100%, 8/01/23 (Alternative Minimum Tax)                  BBB+      8/99 at 102     1,312,650
               Massachusetts Water Resources Authority, General Revenue Bonds,
                1990 Series A:
 15,000,000     7.625%, 4/01/14 (Pre-refunded to 4/01/00)                                         Aaa      4/00 at 102    16,801,800
  4,000,000     7.500%, 4/01/16 (Pre-refunded to 4/01/00)                                         Aaa      4/00 at 102     4,464,760
 16,250,000    City of Boston, Massachusetts, Revenue Bonds, Boston City Hospital
                (FHA Insured Mortgage), Series A, 7.625%, 2/15/21 (Pre-refunded
                to 8/15/00)                                                                       Aaa      8/00 at 102    18,319,438


  PRINCIPAL                                                                                      RAT-        OPT. CALL    MARKET
     AMOUNT    DESCRIPTION                                                                      INGS*     PROVISIONS**     VALUE

               MINNESOTA - 2.7%
$ 5,000,000    The Dakota County Housing and Redevelopment Authority, The
                Washington County Housing and Redevelopment Authority, and The
                City of Bloomington, Minnesota, Single Family Residential Mortgage
                Revenue Bonds (GNMA Mortgage-Backed Program), Series 1988,
                8.450%, 9/01/19 (Alternative Minimum Tax)                                         Aaa     No Opt. Call   $ 6,323,200
  2,860,000    City of Hopkins, Minnesota, Elderly Housing Revenue Refunding Bonds
                (St. Therese Southwest, Inc. Project), Series 1994A, 6.500%, 3/01/19               AA      3/04 at 102     2,952,521
  1,165,000    Housing and Redevelopment Authority of the City of St. Paul, Minnesota,
                District Heating Revenue Bonds, Custodial Receipts, Series I,
                9.250%, 12/01/97                                                                   A1     No Opt. Call     1,227,549
 10,565,000    Housing and Redevelopment Authority of the City of St. Paul, Minnesota,
                District Heating Revenue Bonds, Custodial Receipts, Series II,
                9.250%, 12/01/97                                                                   A1     No Opt. Call    11,132,235
------------------------------------------------------------------------------------------------------------------------------------
               MISSISSIPPI - 0.6%
  1,385,000    Mississippi Home Corporation, Single Family Senior Revenue Refunding
                Bonds, Series 1990A, 9.250%, 3/01/12                                              Aaa      9/00 at 103     1,495,592
  2,800,000    Mississippi Housing Finance Corporation, Single Family Mortgage
                Purchase Revenue Bonds, Series 1989 (GNMA Mortgage-Backed
                Securities Program), 8.250%, 10/15/18 (Alternative Minimum Tax)                   Aaa     10/99 at 102     2,944,956
------------------------------------------------------------------------------------------------------------------------------------
               NEBRASKA - 2.1%
  3,300,000    Nebraska Higher Education Loan Program, Inc., Student Loan Program
                Revenue Bonds, 1993 Series B, 5.875%, 6/01/14 (Alternative
                Minimum Tax)                                                                        A      6/04 at 102     3,211,725
 13,330,000    Nebraska Investment Finance Authority, Single Family Housing Revenue
                Bonds, 1995 Series B, 6.450%, 3/01/35 (Alternative Minimum Tax)                   AAA  3/05 at 101 1/2    13,529,284
------------------------------------------------------------------------------------------------------------------------------------
               NEVADA - 0.7%
  5,400,000    State of Nevada, Colorado River Commission, General Obligation (Limited
                Tax) (Additionally Secured by Pledged Revenues), Hoover Uprating
                Refunding Bonds, 1992 Series, 8.000%, 10/01/15 (Pre-refunded
                to 10/01/97)                                                                      Aaa     10/97 at 102     5,698,080
------------------------------------------------------------------------------------------------------------------------------------
               NEW MEXICO - 1.2%
  9,400,000    Incorporated County of Los Alamos, New Mexico, Utility System Refunding
                Revenue Bonds, Series 1986A, 7.750%, 1/01/15 (Pre-refunded to 1/01/97)            N/R      1/97 at 102     9,647,972
------------------------------------------------------------------------------------------------------------------------------------
               NEW YORK - 12.3%
  5,890,000    Dormitory Authority of the State of New York, City University System
                Consolidated Second General Resolution Revenue Bonds, Series 1990C,
                9.250%, 7/01/98                                                                  Baa1     No Opt. Call     6,345,120
 14,235,000    Dormitory Authority of the State of New York, City University System
                Consolidated Second General Resolution Revenue Bonds, Series 1990D,
                8.750%, 7/01/02                                                                  Baa1     No Opt. Call    16,744,915
 10,000,000    Dormitory Authority of the State of New York, City University System
                Consolidated, Second General Resolution Revenue Bonds, Series 1990F,
                7.875%, 7/01/17 (Pre-refunded to 7/01/00)                                         Aaa      7/00 at 102    11,345,400
               Dormitory Authority of the State of New York, State University Educational
                Facilities, Revenue Bonds, Series 1989B:
  7,935,000     7.250%, 5/15/15 (Pre-refunded to 5/15/00)                                         Aaa      5/00 at 102     8,814,198
  1,025,000     7.250%, 5/15/15 (Pre-refunded to 5/15/00)                                         AAA      5/00 at 102     1,138,570
 10,000,000    New York State Medical Care Facilities Finance Agency, Hospital Insured
                Mortgage Revenue Bonds, 1987 Series A Refunding, 8.000%, 2/15/25
                (Pre-refunded to 8/15/97)                                                         Aaa      8/97 at 102    10,515,700
  5,000,000    New York State Medical Care Facilities Finance Agency, St. Luke's-Roosevelt
                Hospital Center, FHA-Insured Mortgage Revenue Bonds, 1989 Series B,
                7.450%, 2/15/29 (Pre-refunded to 2/15/00)                                         Aaa      2/00 at 102     5,555,250


  PRINCIPAL                                                                                      RAT-        OPT. CALL     MARKET
     AMOUNT    DESCRIPTION                                                                      INGS*     PROVISIONS**     VALUE

               NEW YORK (CONTINUED)
$ 3,500,000    State of New York Mortgage Agency, Homeowner Mortgage Revenue
                Bonds, Series HH-3, 7.950%, 4/01/22 (Alternative Minimum Tax)                      Aa      6/00 at 102   $ 3,720,115
  6,655,000    Municipal Assistance Corporation for the City of New York (A Public
                Benefit Corporation of the State of New York), Series 61 Bonds,
                6.875%, 7/01/07                                                                    Aa      7/97 at 102     6,911,683
               New York City Municipal Water Finance Authority, Water and Sewer
                System Revenue Bonds, Fiscal 1991 Series A:
 10,200,000     7.500%, 6/15/19 (Pre-refunded to 6/15/00)                                         Aaa  6/00 at 101 1/2    11,390,748
  6,395,000     6.000%, 6/15/20 (Pre-refunded to 6/15/00)                                           A      6/00 at 100     6,717,372
  5,105,000     6.000%, 6/15/20                                                                     A      6/00 at 100     5,130,066
  4,200,000    New York City Industrial Development Agency, Special Facility Revenue
                Bonds (1990 American Airlines, Inc. Project), 8.000%, 7/01/20
                (Alternative Minimum Tax)                                                        Baa2      1/99 at 102     4,446,666
------------------------------------------------------------------------------------------------------------------------------------
               NORTH CAROLINA - 0.4%
  2,795,000    Charlotte Mortgage Revenue Refunding Bonds (FHA Insured Mortgage-
                Double Oaks Apartments), 7.350%, 5/15/26                                          AAA     11/07 at 100     3,011,976
------------------------------------------------------------------------------------------------------------------------------------
               OREGON - 1.4%
  2,500,000    State of Oregon, Department of General Services, Certificates of
                Participation (1990 Real Property Financing Program), Series F,
                7.500%, 9/01/15 (Pre-refunded to 9/01/00)                                         Aaa      9/00 at 102     2,814,175
  8,990,000    Northern Wasco County People's Utility District, Wasco County, Oregon,
                McNary Dam Fishway Hydroelectric Project Revenue Bonds, Series
                1993 (Bonneville Power Administration), 5.200%, 12/01/24                          Aa1     12/03 at 102     8,322,313
------------------------------------------------------------------------------------------------------------------------------------
               PENNSYLVANIA - 2.5%
  7,565,000    Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
                Bonds, Series 1990-28, 7.650%, 10/01/23 (Alternative Minimum Tax)                 AA+     10/00 at 102     7,967,231
  4,905,000    McKean County Hospital Authority, Hospital Revenue Bonds, Series of
                1990 (Bradford Hospital Project), 8.875%, 10/01/20                               BBB-     10/00 at 102     5,703,583
  7,040,000    City of Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds,
                Series 1993, 5.000%, 6/15/16                                                      Aaa      6/03 at 100     6,489,261
------------------------------------------------------------------------------------------------------------------------------------
               RHODE ISLAND - 2.0%
 10,000,000    Rhode Island Housing and Mortgage Finance Corporation, Series 3-B
                Bonds, 8.050%, 4/01/22 (Alternative Minimum Tax)                                  AA+     10/00 at 102    10,525,800
  4,890,000    Newport Housing Development Corporation, 1995 Multi-Family
                Mortgage Revenue Refunding Bonds (Broadway-West Broadway
                Apartments - FHA Insured Mortgage, Section 8 Assisted Project),
                Series A, 6.800%, 8/01/24                                                         AAA      6/03 at 100     5,135,185
------------------------------------------------------------------------------------------------------------------------------------
               SOUTH CAROLINA - 3.0%
  3,475,000    South Carolina State Housing Finance and Development Authority,
                Homeownership Mortgage Purchase Bonds, 1990 Series C,
                7.750%, 7/01/22 (Alternative Minimum Tax)                                          Aa      7/00 at 102     3,660,357
 19,800,000    Piedmont Municipal Power Agency, South Carolina, Electric Revenue
                Bonds, 1986 Refunding Series A, 7.250%, 1/01/22                                  Baa1  1/97 at 101 1/2    20,208,672
------------------------------------------------------------------------------------------------------------------------------------
               TENNESSEE - 0.5%
  3,595,000    Tennessee Housing Development Agency, Homeownership Program Bonds,
                Issue H, Series 1988, 7.825%, 7/01/15 (Alternative Minimum Tax)                    Aa      7/12 at 100     3,736,104
------------------------------------------------------------------------------------------------------------------------------------
               TEXAS - 5.0%
  2,000,000    Brazos River Authority (Texas), Collateralized Pollution Control Revenue
                Bonds (Texas Utilities Electric Company Project), Series 1990A,
                8.125%, 2/01/20 (Alternative Minimum Tax)                                        BBB+      2/00 at 102     2,195,420
 12,110,000    Brazos River Authority (Texas), Collateralized Pollution Control Revenue
                Bonds (Texas Utilities Electric Company Project), Series 1986,
                8.250%, 12/01/16 (Alternative Minimum Tax)                                       BBB+     12/96 at 102    12,397,128


  PRINCIPAL                                                                                      RAT-        OPT. CALL    MARKET
     AMOUNT    DESCRIPTION                                                                      INGS*     PROVISIONS**     VALUE

               TEXAS (CONTINUED)
$ 4,295,000    Brazos River Authority (Texas), Collateralized Pollution Control Revenue
                Bonds (Texas Utilities Electric Company Project), Series 1989A,
                8.250%, 1/01/19 (Alternative Minimum Tax)                                        BBB+      1/99 at 102   $ 4,634,219
  3,500,000    Brazos River Authority (Texas), Collateralized Pollution Control Revenue
                Refunding Bonds (Texas Utilities Electric Company Project), Series
                1993A, 5.500%, 5/01/22                                                            Aaa     11/03 at 102     3,395,070
  2,270,000    The Cameron County Housing Finance Corporation, GNMA Collateralized
                Mortgage Revenue Refunding Bonds, 1990 Series B, 7.850%, 3/01/24                  Aaa      9/00 at 103     2,431,919
               Dallas Housing Corporation Refunding and Capital Program Revenue
                Bonds (Section 8 Assisted Projects), Series 1990:
  1,000,000     7.700%, 8/01/05                                                                     A      8/00 at 102     1,072,920
  2,000,000     7.850%, 8/01/13                                                                     A      8/00 at 102     2,141,820
 10,000,000    Harris County Hospital District Refunding Revenue Bonds, Texas, Series
                1990, 7.400%, 2/15/10                                                             Aaa     No Opt. Call    11,920,300
------------------------------------------------------------------------------------------------------------------------------------
               VERMONT - 0.5%
  3,955,000    Vermont Housing Finance Agency, Single Family Housing Bonds, Series 1,
                8.150%, 5/01/25 (Alternative Minimum Tax)                                          A1     11/00 at 102     4,182,729
------------------------------------------------------------------------------------------------------------------------------------
               WASHINGTON - 7.6%
 11,320,000    State of Washington, General Obligation Bonds, Series 1994A,
                4.750%, 10/01/13                                                                   Aa     10/03 at 100    10,190,377
  3,000,000    Washington Health Care Facilities Authority Revenue Bonds, Series 1990
                (Franciscan Health System/St. Francis Community Hospital of Federal
                Way), 7.250%, 7/01/15                                                             Aaa      7/00 at 102     3,301,500
  2,000,000    Washington Public Power Supply System, Nuclear Project No. 1 Refunding
                Revenue Bonds, Series 1990C, 8.000%, 7/01/17 (Pre-refunded
                to 7/01/00)                                                                       Aaa      7/00 at 102     2,275,640
               Washington Public Power Supply System, Nuclear Project No. 1, Refunding
                Revenue Bonds, Series 1989A:
  1,745,000     7.500%, 7/01/15 (Pre-refunded to 7/01/99)                                         Aaa      7/99 at 102     1,916,916
  1,460,000     7.500%, 7/01/15 (Pre-refunded to 7/01/99)                                         Aa1      7/99 at 102     1,605,387
  5,650,000    Washington Public Power Supply System, Nuclear Project No. 2, Refunding
                Revenue Bonds, Series 1990B, 7.000%, 7/01/12 (Pre-refunded
                to 7/01/00)                                                                       Aa1      7/00 at 102     6,241,329
 15,850,000    Washington Public Power Supply System, Nuclear Project No. 3, Refunding
                Revenue Bonds, Series 1993B, 5.600%, 7/01/15                                      Aaa      7/03 at 102    15,428,390
  4,500,000    Washington Public Power Supply System, Nuclear Project No. 3, Refunding
                Revenue Bonds, Series 1993C, 5.375%, 7/01/15                                      Aa1      7/03 at 102     4,232,025
 13,900,000    Washington Public Power Supply System, Nuclear Project No. 3, Refunding
                Revenue Bonds, Series 1989B, 7.250%, 7/01/15 (Pre-refunded
                to 1/01/00)                                                                       Aaa      1/00 at 102    15,314,880
------------------------------------------------------------------------------------------------------------------------------------
               WISCONSIN - 0.4%
  3,145,000    Wisconsin Housing and Economic Development Authority, Home
                Ownership Revenue Bonds, 1989 Series B, 7.600%, 3/01/15                            Aa      9/99 at 102     3,312,000
------------------------------------------------------------------------------------------------------------------------------------
               PUERTO RICO - 0.4%
  3,450,000    Puerto Rico Highway and Transportation Authority, Highway Revenue
                Bonds (Series X), 5.500%, 7/01/19                                                   A  7/03 at 101 1/2     3,288,747
------------------------------------------------------------------------------------------------------------------------------------
$725,295,000   Total Investments - (cost $727,338,246) - 97.9%                                                           781,881,599
============------------------------------------------------------------------------------------------------------------------------


  PRINCIPAL                                                                                     RAT-        OPT. CALL     MARKET
     AMOUNT    DESCRIPTION                                                                     INGS*     PROVISIONS**      VALUE

               TEMPORARY INVESTMENTS IN SHORT-TERM
               MUNICIPAL SECURITIES - 0.4%
 $  500,000    California Pollution Control Financing Authority, Pollution Control
                Revenue Bonds (Shell Oil Company Project), 1991 Series A, Variable
                Rate Demand Bonds, 3.500%, 10/01/08+                                           VMIG-1                     $  500,000
    500,000    City of Chicago, Chicago-O'Hare International Airport, Special Facility
                Revenue Bonds (American Airlines, Inc. Project), Series 1983B, Variable
                Rate Demand Bonds, 3.650%, 12/01/17+                                              P-1                        500,000
    500,000    New York City Municipal Water Finance, Water and Sewer System
                Revenue 1944 G, Variable Rate Demand Bonds, 3.600%, 6/15/24+                   VMIG-1                        500,000
  1,300,000    North Central Texas Health Facilities Development Corporation, Hospital
                Revenue Bonds, Series 1985-B (Methodist Hospitals of Dallas), Variable
                Rate Demand Bonds, 3.650%, 10/01/15+                                              A-1                      1,300,000
------------------------------------------------------------------------------------------------------------------------------------
$ 2,800,000    Total Temporary Investments - 0.4%                                                                          2,800,000
===========-------------------------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities - 1.7%                                                                       13,667,767
------------------------------------------------------------------------------------------------------------------------------------
               Net Assets - 100%                                                                                        $798,349,366
====================================================================================================================================

                                                                                     NUMBER OF      MARKET          MARKET
                            STANDARD & POOR'S                     MOODY'S           SECURITIES       VALUE         PERCENT

  SUMMARY OF                              AAA                         Aaa               53       $425,640,123      55%
  RATINGS*                       AA+, AA, AA-           Aa1, Aa, Aa2, Aa3               20        143,002,475      18
  PORTFOLIO OF                             A+                          A1                5         32,376,077       4
  INVESTMENTS                           A, A-                   A, A2, A3               15         51,461,526       7
  (EXCLUDING                  BBB+, BBB, BBB-       Baa1, Baa, Baa2, Baa3               16        111,989,366      14
  TEMPORARY                         Non-rated                   Non-rated                3         17,412,032       2
  INVESTMENTS):
-----------------------------------------------------------------------------------------------------------------------
  TOTAL                                                                                112       $781,881,599     100%
=======================================================================================================================

* Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

N/R - Investment is not rated.

** Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.


NUVEEN SELECT QUALITY MUNICIPAL FUND, INC. (NQS)


 PRINCIPAL                                                                                       RAT-       OPT. CALL      MARKET
    AMOUNT     DESCRIPTION                                                                      INGS*    PROVISIONS**       VALUE

               ALABAMA - 0.4%
$ 2,900,000    The Water Works Board of the City of Arab (Alabama), Water Revenue
                Bonds, Series 1991, 7.050%, 8/01/16                                               Aaa      8/01 at 102   $ 3,247,188
------------------------------------------------------------------------------------------------------------------------------------
               ARKANSAS - 1.4%
  4,915,000    Arkansas Development Finance Authority, Single Family Mortgage
                Revenue Refunding Bonds, 1991 Series A (FHA Insured or VA
                Guaranteed Mortgage Loans), 8.000%, 8/15/11                                        AA      8/01 at 103     5,309,576
  4,500,000    City of Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax
                Refunding Bonds, Series 1993, 7.375%, 8/01/15                                       A     No Opt. Call     5,369,535
------------------------------------------------------------------------------------------------------------------------------------
               CALIFORNIA - 5.8%
  4,000,000    Sisters of Charity of Leavenworth Health Services Corporation,
                Certificates of Participation, California Statewide Communities
                Development Authority, Sisters of Charity of Leavenworth Health
                Services Corporation, 5.000%, 12/01/23                                             Aa           at 102     3,528,200
  3,200,000    State of California, Department of Water Resources, Central Valley Project,
                Water System Revenue Bonds, Series M, 4.875%, 12/01/27                             Aa     12/03 at 101     2,769,632
  7,000,000    Department of Water and Power of The City of Los Angeles, Electric Plant
                Refunding Revenue Bonds, Issue of 1993, 5.375%, 9/01/23                            Aa      9/03 at 102     6,556,480
  6,710,000    Department of Water and Power of The City of Los Angeles, Water Works
                Refunding Revenue Bonds, Second Issue of 1993, 4.500%, 5/15/11                     Aa      5/03 at 102     5,966,935
 21,800,000    Los Angeles County Metropolitan Transportation Authority (California),
                Proposition A Sales Tax Revenue Refunding Bonds, Series 1993-A,
                6.750%, 7/01/20 (Pre-refunded to 7/01/01)                                         Aaa      7/01 at 102    24,367,822
------------------------------------------------------------------------------------------------------------------------------------
               COLORADO - 6.0%
 20,000,000    City and County of Denver, Colorado, Airport System Revenue Bonds,
                Series 1991A, 8.750%, 11/15/23 (Alternative Minimum Tax)                          Baa     11/01 at 102    23,679,600
  5,000,000    City and County of Denver, Colorado, Airport System Revenue Bonds,
                Series 1991D, 7.750%, 11/15/21 (Alternative Minimum Tax)                          Baa     11/01 at 102     5,540,700
 12,150,000    City and County of Denver, Colorado, Airport System Revenue Bonds,
                Series 1992C, 6.750%, 11/15/22 (Alternative Minimum Tax)                          Baa     11/02 at 102    12,602,588
  2,560,000    Jefferson County, Colorado, Single Family Revenue Refunding Bonds,
                Series 1991A, 8.875%, 10/01/13                                                    Aaa      4/01 at 103     2,760,653
------------------------------------------------------------------------------------------------------------------------------------
               CONNECTICUT - 2.3%
  7,500,000    Connecticut Development Authority, Health Facility Refunding Revenue
                Bonds, Alzheimer's Resource Center of Connecticut, Inc. Project, 1991
                Series A, 10.000%, 8/15/21 (Pre-refunded to 8/15/01)                              N/R      8/01 at 103     9,246,975
  7,885,000    Connecticut Development Authority, Health Facility Refunding Revenue
                Bonds, Alzheimer's Resource Center of Connecticut, Inc. Project,
                1994 Series A, 7.250%, 8/15/21                                                    N/R      8/04 at 102     8,184,709
------------------------------------------------------------------------------------------------------------------------------------
               DISTRICT OF COLUMBIA - 0.2%
  1,615,000    District of Columbia Housing Finance Agency, Collateralized Single
                Family Mortgage Revenue Bonds, Series 1990A, 8.100%, 12/01/23
                (Alternative Minimum Tax)                                                         AAA     12/00 at 102     1,704,746
------------------------------------------------------------------------------------------------------------------------------------
               FLORIDA - 3.7%
  4,500,000    Jacksonville Electric Authority (Jacksonville, Florida), Electric System
                Revenue Bonds, Series Two, 1987A-2, 7.500%, 10/01/02
                (Pre-refunded to 10/01/97)                                                        Aaa 10/97 at 101 1/2     4,715,010
 14,250,000    Jacksonville Electric Authority (Jacksonville, Florida), Bulk Power Supply
                System Revenue Bonds (Scherer 4 Project, Issue One, Series 1991A),
                6.750%, 10/01/21 (Pre-refunded to 10/01/00)                                       Aaa 10/00 at 101 1/2    15,652,058
  7,400,000    State of Florida, Orlando-Orange County Expressway Authority, Junior
                Lien Revenue Refundings Bonds, Series of 1993A, 5.125%, 7/01/20                   Aaa      7/03 at 102     6,872,972


  PRINCIPAL                                                                                      RAT-        OPT. CALL    MARKET
     AMOUNT    DESCRIPTION                                                                      INGS*     PROVISIONS**     VALUE

               GEORGIA - 0.4%
$ 2,505,000    Urban Residential Finance Authority of the City of Atlanta, Georgia,
                Single Family Mortgage Revenue Bonds (GNMA Collateralized Home
                Mortgage Program), Series 1988, in cooperation with the Housing
                Authority of Fulton County, Georgia, 8.250%, 10/01/21 (Alternative
                Minimum Tax)                                                                      AAA     10/98 at 103   $ 2,621,733
------------------------------------------------------------------------------------------------------------------------------------
               HAWAII - 2.5%
 16,000,000    Department of Budget and Finance of the State of Hawaii, Special Purpose
                Revenue Bonds, Kapiolani Health Care System Obligated Group (Pali
                Momi Medical Center Project), Series 1991, 7.650%, 7/01/19
                (Pre-refunded to 7/01/01)                                                         Aaa      7/01 at 102    18,347,840
------------------------------------------------------------------------------------------------------------------------------------
               ILLINOIS - 5.3%
               Illinois Development Finance Authority, Multi-Family
                Housing Bonds, Series 1990 (Affordable Housing
                Preservation Foundation Project), Subseries A (FHA
                Insured Mortgage Loans-Lawless Gardens Project):
    775,000     7.650%, 7/01/07                                                                   AAA      1/02 at 105       861,769
  6,780,000     7.650%, 12/31/31                                                                  AAA      1/02 at 105     7,426,676
 10,875,000    Illinois Educational Facilities Authority, Adjustable Demand Revenue
                Bonds, The University of Chicago, Series 1985, Conversion To A Fixed
                Interest Rate, 5.700%, 12/01/25                                                   Aa1     12/03 at 102    10,566,368
  1,585,000    Illinois Housing Development Authority, Multi-Family Housing Bonds,
                1991 Series C, 7.400%, 7/01/23                                                     A1      7/01 at 102     1,670,606
 14,605,000    City of Chicago, General Obligation Bonds (Emergency Telephone System),
                Series 1993, 5.625%, 1/01/23                                                      Aaa      1/03 at 102    14,194,746
  5,000,000    City of Chicago, General Obligation Bonds, Project and Refunding Series
                1995B, 5.125%, 1/01/25                                                            Aaa      1/06 at 102     4,582,450
------------------------------------------------------------------------------------------------------------------------------------
               INDIANA - 3.5%
  5,060,000    Indiana State Office Building Commission, Capital Complex Revenue
                Bonds, Series 1987 (State Office Building IIFacility), 8.750%, 7/01/12
                (Pre-refunded to 7/01/97)                                                         Aaa      7/97 at 102     5,323,980
  8,640,000    Avon Community School Building Corporation, First Mortgage Bonds,
                Series 1994 (Hendricks County, Indiana), 5.500%, 1/01/16                          Aaa      1/04 at 101     8,356,262
  5,310,000    Beacon Heights Housing Development Corporation, 1991 Multi-Family
                Mortgage Revenue Refunding Bonds (FHA Insured Mortgage-Section 8
                Assisted Project), Series A, 7.625%, 2/01/21                                      AAA      6/01 at 100     5,611,820
  5,770,000    Fremont Middle School Building Corporation, First Mortgage Refunding
                Bonds, Series 1994 A, Steuben County, Indiana, 5.250%, 1/15/13                    Aaa      1/04 at 101     5,547,336
  1,125,000    Michigan City Housing Development Corporation, 1991 Multi-Family
                Mortgage Revenue Refunding Bonds (FHA Insured Mortgage-Section 8
                Assisted Project), Series A, 7.625%, 2/01/21                                      AAA      6/01 at 100     1,188,945
------------------------------------------------------------------------------------------------------------------------------------
               KANSAS - 2.6%
  9,405,000    City of Merriam, Kansas, Hospital Refunding Revenue Bonds, Series
                1991C (Shawnee Mission Medical Center, Inc. Project), 7.250%, 9/01/04              A-      9/01 at 102     9,998,361
  8,800,000    City of Merriam, Kansas, Hospital Refunding Revenue Bonds, Series 1991B
                (Shawnee Mission Medical Center, Inc. Project), 7.250%, 9/01/21                    A-      9/01 at 102     9,319,816
------------------------------------------------------------------------------------------------------------------------------------
               KENTUCKY - 0.9%
  3,015,000    Lakeland Wesley Village, Inc., Mortgage Revenue Refunding Bonds
                (Lakeland Wesley Village I Elderly Section 8 Assisted Project/FHA
                Insured Mortgage), Series 1991, 7.500%, 11/01/21                                   Aa     11/01 at 103     3,201,176
  3,500,000    Regional Airport Authority of Louisville and Jefferson County, Kentucky,
                Airport System Revenue Bonds, 1993 Series C, 5.500%, 7/01/23
                (Alternative Minimum Tax)                                                         Aaa      7/03 at 102     3,351,215
------------------------------------------------------------------------------------------------------------------------------------
               LOUISIANA - 0.2%
  1,655,000    Calcasieu Parish Public Trust Authority, Mortgage Revenue Refunding
                Bonds, 1991 Series A, 7.750%, 6/01/12                                              A1      6/01 at 103     1,781,608


  PRINCIPAL                                                                                      RAT-         OPT.CALL     MARKET
     AMOUNT    DESCRIPTION                                                                      INGS*     PROVISIONS**      VALUE

               MASSACHUSETTS - 4.8%
$ 2,000,000    Massachusetts Health and Educational Facilities Authority, Revenue
                Bonds, Lowell General Hospital Issue, Series A, 8.400%, 6/01/11                  Baa1      6/01 at 102   $ 2,183,860
  2,100,000    Massachusetts Housing Finance Agency, Residential Housing Revenue
                Bonds, 1988 Series A, 8.400%, 8/01/21 (Alternative Minimum Tax)                  BBB+      8/98 at 102     2,208,633
  1,660,000    Massachusetts Housing Finance Agency, Residential Housing Revenue
                Bonds, 1989 Series A, 8.200%, 8/01/27 (Alternative Minimum Tax)                  BBB+      8/99 at 102     1,752,877
 19,025,000    Massachusetts Water Resources Authority, General Revenue Bonds, 1990
                Series A, 6.000%, 4/01/20                                                           A      4/00 at 100    19,079,031
  4,385,000    Boston Housing Development Corporation, Mortgage Revenue Refunding
                Bonds, Series 1994A (FHA Insured Mortgage Loans-Section 8 Assisted
                Projects), 5.500%, 7/01/24                                                        Aaa      1/04 at 102     4,187,017
  6,300,000    Somerville Housing Authority, Mortgage Revenue Bonds, Series 1990
                (GNMA Collateralized - Clarendon Hill Towers Project),
                7.950%, 11/20/30                                                                  AAA      5/00 at 102     6,714,603
------------------------------------------------------------------------------------------------------------------------------------
               MICHIGAN - 1.2%
  7,890,000    Michigan State Hospital Finance Authority, Hospital Revenue Bonds
                (The Detroit Medical Center Obligated Group), Series 1991A,
                7.500%, 8/15/11                                                                     A      8/01 at 102     8,651,464
------------------------------------------------------------------------------------------------------------------------------------
               MINNESOTA - 1.4%
  4,431,644    The Chisago County Housing and Redevelopment Authority, The
                Southcentral Multi-County Housing and Redevelopment Authority,
                The Stearns County Housing and Redevelopment Authority, Single
                Family Mortgage Revenue Bonds, FNMA, Series 1994B,
                7.050%, 9/01/27 (Alternative Minimum Tax)                                         AAA3/04 at 102 27/32     4,718,105
               The Dakota Washington, and Stearns Counties Housing and Redevelopment
                Authority, Single Family Mortgage Revenue Refunding Bonds
                (Fannie Mae Mortgage-Backed Securities Program), Series
                1994A:
  3,195,000     6.600%, 9/01/17 (Alternative Minimum Tax)                                         AAA      3/04 at 102     3,330,149
  2,255,000     6.700%, 3/01/21 (Alternative Minimum Tax)                                         AAA      3/04 at 102     2,359,767
------------------------------------------------------------------------------------------------------------------------------------
               MISSISSIPPI - 0.2%
  1,475,000    Goodman Housing Development Corporation, 1991 Multi-Family
                Mortgage Revenue Refunding Bonds (Goodhaven Manor-FHA Insured
                Mortgage, Section 8 Assisted Project), Series A, 7.625%, 2/01/22                  AAA      8/01 at 100     1,559,518
------------------------------------------------------------------------------------------------------------------------------------
               NEBRASKA - 1.5%
 10,550,000    Nebraska Investment Finance Authority, Single Family Housing Revenue
                Bonds, 1995 Series A, 6.800%, 3/01/35 (Alternative Minimum Tax)                   AAA  3/05 at 101 1/2    10,977,486
------------------------------------------------------------------------------------------------------------------------------------
               NEVADA - 1.4%
 10,000,000    Clark County School District, Nevada, General Obligation (Limited
                Tax), School Improvement Bonds, Series 1996, 6.000%, 6/15/15                      Aaa      6/06 at 101    10,271,900
------------------------------------------------------------------------------------------------------------------------------------
               NEW JERSEY - 3.1%
  4,420,000    New Jersey Housing and Mortgage Finance Agency, Section 8 Bonds,
                1991 Series A, 6.850%, 11/01/06                                                   AA+     11/01 at 102     4,757,246
 18,835,000    The Pollution Control Financing Authority of Salem County, Pollution
                Control Revenue Refunding Bonds, 1993 Series C (Public Service Electric
                & Gas Company Project), 5.550%, 11/01/33                                          Aaa     11/03 at 102    18,246,218
------------------------------------------------------------------------------------------------------------------------------------
               NEW MEXICO - 2.3%
  1,690,000    New Mexico Mortgage Finance Authority, Single Family Mortgage
                Program Senior Bonds, 1989 Series A (Federally Insured or Guaranteed
                Mortgage Loans), 7.800%, 3/01/21 (Alternative Minimum Tax)                        AA-      9/99 at 102     1,765,543
 14,050,000    City of Farmington, New Mexico, Pollution Control Refunding Revenue
                Bonds (Southern California Edison Company Four Corners Project),
                1991 Series A, 7.200%, 4/01/21                                                     A+      4/01 at 102    15,296,657


  PRINCIPAL                                                                                      RAT-        OPT. CALL    MARKET
     AMOUNT    DESCRIPTION                                                                      INGS*     PROVISIONS**     VALUE

               NEW YORK - 7.1%
$ 6,000,000    New York Local Government Assistance Corporation (A Public Benefit
                Corporation of the State of New York), Series 1991D Bonds,
                7.000%, 4/01/18 (Pre-refunded to 4/01/02)                                         Aaa      4/02 at 102   $ 6,797,100
  1,750,000    New York State Medical Care Facilities Finance Agency, Hospital and
                Nursing Home, FHA Insured Mortgage Revenue Bonds, 1988,
                8.000%, 2/15/28 (Pre-refunded to 8/15/98)                                         AAA      8/98 at 102     1,899,713
               New York State Medical Care Facilities Finance Agency,
                Mental Health Service Facilities Improvement Revenue
                Bonds, 1991 Series B:
  1,615,000     7.600%, 2/15/06                                                                  Baa1      8/01 at 102     1,771,849
  1,590,000     7.600%, 8/15/06                                                                  Baa1      8/01 at 102     1,744,421
  8,050,000     7.625%, 8/15/17                                                                  Baa1      8/01 at 102     9,024,131
  5,425,000    New York State Medical Care Facilities Finance Agency, Mental Health
                Services Facilities Improvement Revenue Bonds, 1991 Series D,
                7.400%, 2/15/18                                                                  Baa1      2/02 at 102     6,016,868
  6,000,000    New York State Urban Development Corporation, Correctional Capital
                Facilities Revenue Bonds, Series 2, 7.500%, 1/01/18 (Pre-refunded
                to 1/01/01)                                                                       Aaa      1/01 at 102     6,792,060
  3,410,000    State of New York Mortgage Agency, Mortgage Revenue Bonds, Ninth
                Series B, 8.000%, 10/01/02 (Alternative Minimum Tax)                               Aa      7/97 at 102     3,519,870
               The City of New York General Obligation Bonds, Fiscal 1991 Series F,
                Tax-Exempt Bonds:
  4,600,000     8.250%, 11/15/10 (Pre-refunded to 11/15/01)                                       Aaa 11/01 at 101 1/2     5,432,554
    400,000     8.250%, 11/15/10                                                                 Baa1 11/01 at 101 1/2       450,228
  7,130,000     8.250%, 11/15/15 (Pre-refunded to 11/15/01)                                       Aaa 11/01 at 101 1/2     8,420,459
    620,000     8.250%, 11/15/15                                                                 Baa1 11/01 at 101 1/2       708,114
------------------------------------------------------------------------------------------------------------------------------------
               NORTH CAROLINA - 2.4%
 18,555,000    North Carolina Eastern Municipal Power Agency, Power System Revenue
                Bonds, Refunding Series 1993 B, 5.500%, 1/01/17                                   Aaa      1/03 at 100    18,036,202
------------------------------------------------------------------------------------------------------------------------------------
               OHIO - 0.7%
  2,865,000    Toledo-Lucas County Port Authority, Development Revenue Bonds
                (Northwest Ohio Bond Fund), Series 1989D, 8.500%, 11/15/00
                (Alternative Minimum Tax)                                                         N/R     11/97 at 101     2,931,697
  1,355,000    Toledo-Lucas County Port Authority, Development Revenue Bonds
                (Northwest Ohio Bond Fund), Series 1989C, 8.400%, 11/15/09
                (Alternative Minimum Tax)                                                         N/R     11/00 at 102     1,412,086
    535,000    Toledo-Lucas County Port Authority, Development Revenue Bonds
                (Northwest Ohio Bond Fund), Series 1990D, 8.500%, 5/15/00
                (Alternative Minimum Tax)                                                         N/R     No Opt. Call       600,559
------------------------------------------------------------------------------------------------------------------------------------
               OKLAHOMA - 5.3%
 16,090,000    Oklahoma County Home Finance Authority (Oklahoma County,
                Oklahoma), Single Family Mortgage Revenue Refunding Bonds, 1991
                Series A, 8.750%, 7/01/12                                                          A1      7/01 at 102    17,036,414
 21,025,000    Trustees of the Tulsa Municipal Airport Trust, Revenue Bonds, Series
                1991, 7.600%, 12/01/30 (Alternative Minimum Tax)                                 Baa2      6/01 at 102    22,648,551
------------------------------------------------------------------------------------------------------------------------------------
               OREGON - 0.5%
  3,750,000    Hospital Facility Authority of Hillsboro, Oregon, Hospital Revenue and
                Advance Refunding Bonds, Series 1993 (Tuality Healthcare),
                5.750%, 10/01/12                                                                 BBB+     10/04 at 102     3,583,500
------------------------------------------------------------------------------------------------------------------------------------
               PENNSYLVANIA - 1.9%
  3,000,000    Pennsylvania Higher Education Assistance Agency Student Loan Revenue
                Bonds, Fixed Rate Bonds, 1991 Series C, 7.150%, 9/01/21 (Alternative
                Minimum Tax)                                                                      Aaa      9/01 at 102     3,201,330
 10,000,000    City of Philadelphia, Pennsylvania, Water and Sewer Revenue Bonds,
                Sixteenth Series, 7.000%, 8/01/18 (Pre-refunded to 8/01/01)                       AAA      8/01 at 100    11,059,800


  PRINCIPAL                                                                                      RAT-        OPT. CALL    MARKET
     AMOUNT    DESCRIPTION                                                                      INGS*     PROVISIONS**     VALUE

               RHODE ISLAND - 1.1%
               Rhode Island Housing and Mortgage Finance Corporation,
                Homeownership Opportunity Bonds:
$ 4,650,000     8.200%, 10/01/17 (Alternative Minimum Tax)                                        AA+     10/98 at 102   $ 4,882,733
  3,535,000     8.250%, 10/01/22 (Alternative Minimum Tax)                                        AA+     10/98 at 102     3,683,647
------------------------------------------------------------------------------------------------------------------------------------
               SOUTH CAROLINA - 0.7%
  5,000,000    Oconee County, South Carolina, Pollution Control Facilities Revenue
                Refunding Bonds, Series 1993 (Duke Power Company Project),
                5.800%, 4/01/14                                                                   Aa2      4/03 at 102     5,099,700
------------------------------------------------------------------------------------------------------------------------------------
               SOUTH DAKOTA - 1.3%
  7,790,000    City of Sioux Falls, South Dakota, Variable Rate Demand Industrial
                Revenue Refunding Bonds, Series 1989 (Great Plains Hotel Corporation
                Project), 8.500%, 11/01/16 (Alternative Minimum Tax) (Pre-refunded
                to 10/15/14)                                                                      AAA     10/14 at 100     9,975,329
------------------------------------------------------------------------------------------------------------------------------------
               TENNESSEE - 2.4%
  9,810,000    Tennessee Housing Development Agency, Homeownership Program
                Bonds, Issue V, 7.650%, 7/01/22 (Alternative Minimum Tax)                          Aa      7/01 at 102    10,274,209
  7,220,000    The Metropolitan Government of Nashville and Davidson County
                (Tennessee), General Obligation Multi-Purpose Improvement Bonds,
                Series 1994, 6.150%, 5/15/25                                                       Aa      5/02 at 102     7,436,672
------------------------------------------------------------------------------------------------------------------------------------
               TEXAS - 7.6%
  9,505,000    City of Austin, Texas, Water, Sewer and Electric Refunding Revenue
                Bonds, Series 1982, 14.250%, 11/15/06 (Pre-refunded to 5/15/97)                   Aaa      5/97 at 100    10,032,337
  8,580,000    Brazos River Authority (Texas), Collateralized Pollution Control Revenue
                Bonds (Texas Utilities Electric Company Project), Series 1990A,
                8.125%, 2/01/20 (Alternative Minimum Tax)                                        BBB+      2/00 at 102     9,418,352
  6,480,000    Brazos River Authority (Texas), Collateralized Pollution Control Revenue
                Bonds (Texas Utilities Electric Company Project), Series 1989A,
                8.250%, 1/01/19 (Alternative Minimum Tax)                                        BBB+      1/99 at 102     6,991,790
  3,500,000    Comal County Health Facilities Development Corporation, Hospital
                Revenue Refunding Bonds (McKenna Memorial Hospital FHA Insured
                Project), Series 1991, 7.375%, 1/15/21                                            AAA      1/01 at 102     3,668,735
 13,310,000    El Paso Housing Finance Corporation, Single Family Mortgage Revenue
                Refunding Bonds, Series 1991A, 8.750%, 10/01/11                                     A      4/01 at 103    14,415,396
  3,225,000    The Harrison County Finance Corporation, Single Family Mortgage
                Revenue Refunding Bonds, Series 1991, 8.875%, 12/01/11                              A     12/01 at 103     3,430,626
  2,195,000    Panhandle Regional Housing Finance Corporation, Single Family Mortgage
                Revenue Bonds (GNMA Mortgage-Backed Securities Program), Series
                1991A, 6.500%, 5/01/24 (Alternative Minimum Tax)                                  AAA      5/01 at 100     2,285,258
  7,020,000    Winter Garden Housing Finance Corporation, Single Family Mortgage
                Revenue Bonds (GNMA and FNMA Mortgage-Backed Securities
                Program), Series 1994, 6.950%, 10/01/27 (Alternative Minimum Tax)                 AAA      4/04 at 103     7,386,093
------------------------------------------------------------------------------------------------------------------------------------
               UTAH - 2.3%
 16,145,000    Intermountain Power Agency (Utah), Power Supply Revenue Bonds,
                Series 1987B, 7.200%, 7/01/19                                                      Aa      7/97 at 102    16,775,624
------------------------------------------------------------------------------------------------------------------------------------
               WASHINGTON - 10.6%
  5,000,000    Washington Public Power Supply System, Nuclear Project No. 1 Refunding
                Revenue Bonds, Series 1990C, 8.000%, 7/01/17 (Pre-refunded to 7/01/00)            Aaa      7/00 at 102     5,689,100
  4,000,000    Washington Public Power Supply System, Nuclear Project No. 1 Refunding
                Revenue Bonds, Series 1989B, 7.400%, 7/01/09 (Pre-refunded to 1/01/00)            Aa1      1/00 at 102     4,429,760
  2,000,000    Washington Public Power Supply System, Nuclear Project No. 2 Refunding
                Revenue Bonds, Series 1990A, 7.375%, 7/01/12 (Pre-refunded to 7/01/00)            AAA      7/00 at 102     2,227,980
  5,000,000    Washington Public Power Supply System, Nuclear Project No. 2, Refunding
                Revenue Bonds, Series 1990B, 7.000%, 7/01/12 (Pre-refunded to 7/01/00)            Aa1      7/00 at 102     5,523,300


  PRINCIPAL                                                                                      RAT-        OPT. CALL    MARKET
     AMOUNT    DESCRIPTION                                                                      INGS*     PROVISIONS**     VALUE

               WASHINGTON (CONTINUED)
$ 10,010,000   Washington Public Power Supply System Nuclear Project No. 2 Refunding
                Revenue Bonds, Series 1992A, 6.250%, 7/01/12                                      Aa1      7/02 at 102  $ 10,225,615
  5,000,000    Washington Public Power Supply System, Nuclear Project No. 2 Refunding
                Revenue Bonds, Series 1994A, 5.375%, 7/01/11                                      Aa1      7/04 at 102     4,793,950
  7,560,000    Washington Public Power Supply System, Nuclear Project No. 3 Refunding
                Revenue Bonds, Series 1989B, 5.500%, 7/01/17                                      Aa1      1/00 at 100     7,136,338
  3,935,000    Washington Public Power Supply System, Nuclear Project No. 3 Refunding
                Revenue Bonds, Series 1993C 5.375%, 7/01/15                                       Aa1      7/03 at 102     3,700,671
 24,060,000    Washington Public Power Supply System, Nuclear Project No. 3 Refunding
                Revenue Bonds, Series 1989B, 7.250%, 7/01/15 (Pre-refunded to 1/01/00)            Aaa      1/00 at 102    26,509,067
               Municipality of Metropolitan Seattle, (Seattle, Washington), Sewer
                Refunding Revenue Bonds, Series Z:
  2,160,000     5.450%, 1/01/16                                                                   Aaa      1/03 at 102     2,076,667
  3,095,000     5.450%, 1/01/17                                                                   Aaa      1/03 at 102     2,972,252
  2,490,000     5.450%, 1/01/19                                                                   Aaa      1/03 at 102     2,365,474
  1,800,000     5.450%, 1/01/20                                                                   Aaa      1/03 at 102     1,708,037
------------------------------------------------------------------------------------------------------------------------------------
               WISCONSIN - 1.8%
 11,080,000    Wisconsin Center District, Junior Dedicated Tax Revenue Bonds, Series
                1996B, 5.750%, 12/15/27                                                             A     12/06 at 101    11,023,491
  2,100,000    Wisconsin Health and Educational Facilities Authority, Revenue Bonds
                (Wausau Hospitals, Inc. Project), Series 1991B, 6.700%, 8/15/20                   Aaa      2/01 at 102     2,259,494
------------------------------------------------------------------------------------------------------------------------------------
$683,571,644   Total Investments - (cost $674,808,932) - 96.8%                                                           721,573,363
============------------------------------------------------------------------------------------------------------------------------
               TEMPORARY INVESTMENTS IN SHORT-TERM
               MUNICIPAL SECURITIES - 0.6%
$ 1,500,000    City of Chicago, Chicago-O'Hare International Airport, Special Facility
                Revenue Bonds (American Airlines, Inc. Project), Series 1983B, Variable
                Rate Demand Bonds, 3.650%, 12/01/17+                                              P-1                      1,500,000
  1,900,000    The Metropolitan Nashville Airport Authority, Special Facility Revenue
                Bonds (American Airlines, Inc. Project), Series B, Variable Rate Demand
                Bonds, 3.650%, 10/01/12+                                                         A-1+                      1,900,000
  1,000,000    Parish of West Feliciana, State of Louisiana, Multiple Rate Demand
                Pollution Control Revenue Bonds (Gulf States Utilities Company
                Project), Series 1986, Variable Rate Demand Bonds, 3.650%, 4/01/16+            VMIG-1                      1,000,000
------------------------------------------------------------------------------------------------------------------------------------
$ 4,400,000    Total Temporary Investments - 0.6%                                                                          4,400,000
===========-------------------------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities - 2.6%                                                                       19,085,426
------------------------------------------------------------------------------------------------------------------------------------
               Net Assets - 100%                                                                                        $745,058,789
====================================================================================================================================


                                                                                      NUMBER OF     MARKET        MARKET
                           STANDARD & POOR'S                      MOODY'S            SECURITIES     VALUE         PERCENT
  SUMMARY OF                              AAA                         Aaa               49       $339,895,025      48%
  RATINGS*                       AA+, AA, AA-           Aa1, Aa, Aa2, Aa3               22        131,903,245      18
  PORTFOLIO OF                             A+                          A1                4         35,785,285       5
  INVESTMENTS                           A, A-                   A, A2, A3                8         81,287,720      11
  (EXCLUDING                  BBB+, BBB, BBB-       Baa1, Baa, Baa2, Baa3               16        110,326,062      15
  TEMPORARY                         Non-rated                   Non-rated                5         22,376,026       3
  INVESTMENTS):
-----------------------------------------------------------------------------------------------------------------------
  TOTAL                                                                                104       $721,573,363     100%
=======================================================================================================================

* Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

N/R - Investment is not rated.

** Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
NUVEEN QUALITY INCOME MUNICIPAL FUND, INC. (NQU)

  PRINCIPAL                                                                                      RAT-       OPT. CALL      MARKET
     AMOUNT    DESCRIPTION                                                                      INGS*    PROVISIONS**       VALUE

               ALASKA - 2.0%
$   2,100,000  Alaska Housing Finance Corporation, Collateralized Bonds, 1991 First
                Series (Veterans Mortgage Program) Issue A-1, 7.125%, 12/01/30                    Aaa      6/01 at 102   $ 2,195,487
   6,750,000   Alaska Housing Finance Corporation, General Housing Purpose Bonds,
                1992 Series A, 6.600%, 12/01/23 (Pre-refunded to 12/01/02)                         Aa     12/02 at 102     7,515,923
  14,590,000   Alaska State Housing Finance Corporation, Governmental Purpose Bonds,
                1995 Series A, 5.875%, 12/01/30                                                   Aaa     12/05 at 102    14,535,871
------------------------------------------------------------------------------------------------------------------------------------
               ARIZONA - 0.7%
   2,215,000   The Industrial Development Authority of the County of Maricopa
                (Arizona), Single Family Mortgage Revenue Refunding Bonds, 1991
                Series A, 7.500%, 8/01/12                                                          Aa      8/01 at 102     2,442,702
   5,610,000   Yuma Regional Medical Center on behalf of Hospital District No. 1 of
                Yuma County, Arizona, Hospital Revenue Improvement and Refunding
                Bond (Yuma Regional Medical Center Project) Series 1992,
                8.000%, 8/01/17                                                                     A  8/02 at 101 1/2     6,379,524
------------------------------------------------------------------------------------------------------------------------------------
               ARKANSAS - 0.9%
   4,445,000   Arkansas Development Finance Authority, Single Family Mortgage
                Revenue Refunding Bonds, 1991 Series A (FHA Insured or VA
                Guaranteed Mortgage Loans), 8.000%, 8/15/11                                        AA      8/01 at 103     4,801,845
   6,500,000   Arkansas Development Finance Authority, Single Family Mortgage
                Revenue Bonds, 1995 Series B (Mortgage-Backed Securities Program),
                6.700%, 7/01/27 (Alternative Minimum Tax)                                         AAA      7/05 at 102     6,720,935
------------------------------------------------------------------------------------------------------------------------------------
               CALIFORNIA - 7.7%
   3,000,000   California Health Facilities Financing Authority, Kaiser Permanente,
                Revenue Bonds, 1993 Series C, 5.600%, 5/01/33                                      AA      5/03 at 102     2,859,270
   4,310,000   California Housing Finance Agency Home Mortgage Revenue Bonds,
                1991 Series G, 7.050%, 8/01/27 (Alternative Minimum Tax)                           Aa      8/01 at 102     4,508,993
   3,500,000   State Public Works Board of the State of California, Lease Revenue Bonds
                (The Trustees of The California State University), 1992 Series A (Various
                California State University Projects), 6.625%, 10/01/10                             A     10/02 at 102     3,783,150
  17,000,000   State Public Works Board of the State of California Lease Revenue Bonds
                (Department of Corrections), 1994 Series A (California State of Prison-
                Monterey County (Soledad II)), 7.000%, 11/01/19 (Pre-refunded to
                11/01/04)                                                                           A     11/04 at 102    19,885,240
               Brea Public Financing Authority (Orange County,
                California), 1991 Tax Allocation Revenue Bonds, Series A
                (Redevelopment Project AB):
  10,580,000    7.000%, 8/01/15 (Pre-refunded to 8/01/01)                                         Aaa      8/01 at 102    11,955,188
   4,420,000    7.000%, 8/01/15                                                                   Aaa      8/01 at 102     4,901,780
   5,000,000   The Community Redevelopment Agency of the City of Los Angeles,
                California, Central Business District Redevelopment Project Tax
                Allocation Refunding Bonds, Series G, 6.750%, 7/01/10                             BBB      7/97 at 102     5,105,500
   5,000,000   Department of Water and Power of the City of Los Angeles, California,
`               Water Works Revenue Bonds, Issue of 1992, 6.500%, 4/15/32                          Aa      4/02 at 102     5,275,700
   7,210,000   Northern California Power Agency, Hydroelectric Project Number One
                Revenue Bonds, Refunding Series E, 7.150%, 7/01/24                                  A      7/98 at 102     7,573,817
   3,000,000   County of Orange, California, 1996 Recovery Certificates of Participation,
                Series A, 6.000%, 7/01/26                                                         Aaa      7/06 at 102     3,084,660
   2,000,000   City of Redwood City Public Financing Authority, 1991 Local Agency
                Revenue Bonds, Series B, 7.250%, 7/15/11                                           A-      7/01 at 102     2,185,900
  10,000,000   The City of San Diego, Industrial Development Revenue Refunding Bonds
                (San Diego Gas & Electric Company) 1993 Series C, 5.900%, 9/01/18                 Aaa      9/03 at 102    10,098,400
   9,190,000   City of San Jose Financing Authority (Santa Clara County, California) 1993
                Revenue Bonds, Series C (Convention Center Refunding Project),
                6.400%, 9/01/22                                                                    A1      9/01 at 102     9,457,429
   3,375,000   Southern California Home Financing Authority, Single Family Mortgage
                Revenue Bonds (GNMA and FNMA Mortgage-Backed Securities
                Program), 1991 Issue A, 7.350%, 9/01/24 (Alternative Minimum Tax)                 AAA      3/01 at 102     3,539,396


   PRINCIPAL                                                                                     RAT-        OPT. CALL     MARKET
      AMOUNT   DESCRIPTION                                                                      INGS*     PROVISIONS**      VALUE

               COLORADO - 6.3%
$   4,690,000  Colorado Housing Finance Authority, Multi-Family Housing Insured
                Mortgage Revenue Bonds, 1979 Series A, 6.900%, 10/01/21                            Aa     10/97 at 100   $ 4,700,271
               City and County of Denver, Colorado, Airport System Revenue Bonds,
                Series 1990A:
   9,535,000    8.500%, 11/15/23 (Alternative Minimum Tax)                                        Baa     11/00 at 102    10,926,157
  17,350,000    8.000%, 11/15/25 (Alternative Minimum Tax)                                        Baa     11/00 at 102    19,512,678
               City and County of Denver, Colorado, Airport System Revenue Bonds,
                Series 1991A:
  12,910,000    8.750%, 11/15/23 (Alternative Minimum Tax)                                        Baa     11/01 at 102    15,285,182
   4,140,000    8.000%, 11/15/25 (Alternative Minimum Tax)                                        Baa     11/01 at 100     4,646,984
               City and County of Denver, Colorado, Airport System Revenue Bonds,
                Series 1991D:
   4,000,000    7.300%, 11/15/00 (Alternative Minimum Tax)                                        Baa     No Opt. Call     4,340,960
   4,000,000    7.750%, 11/15/21 (Alternative Minimum Tax)                                        Baa     11/01 at 102     4,432,560
   4,850,000    7.000%, 11/15/25 (Alternative Minimum Tax)                                        Baa     11/01 at 100     5,093,470
   1,500,000   City and County of Denver, Colorado, Airport System Revenue Bonds,
                Series 1992C, 6.350%, 11/15/01 (Alternative Minimum Tax)                          Baa     No Opt. Call     1,583,040
   5,110,000   County of Pueblo, Colorado, Hospital Refunding and Improvement
                Revenue Bonds (Parkview Episcopal Medical Center, Inc. Project), Series
                1991B, 8.300%, 9/01/11 (Pre-refunded to 9/01/01)                                  BBB      9/01 at 100     5,937,820
------------------------------------------------------------------------------------------------------------------------------------
               FLORIDA - 3.8%
   7,725,000   Charlotte County, Florida, Utility System Refunding Revenue Bonds,
                Series 1996A, 6.200%, 10/01/23                                                    Aaa     10/97 at 100     7,775,367
   5,250,000   Dade County Industrial Development Authority, Solid Waste Disposal
                Revenue Bonds (Florida Power and Light Company Project), Series 1991,
                7.150%, 2/01/23 (Alternative Minimum Tax)                                         AA-      2/01 at 102     5,706,068
  13,870,000   Palm Beach County Health Facilities Authority, Hospital Revenue
                Refunding Bonds, Series 1988 (JFK Medical Center, Inc. Projects),
                8.875%, 12/01/18 (Pre-refunded to 12/01/98)                                       N/R     12/98 at 102    15,351,732
   8,485,000   St. Lucie County, Florida, Solid Waste Disposal Revenue Bonds (Florida
                Power and Light Company Project), Series 1991, 7.150%, 2/01/23
                (Alternative Minimum Tax)                                                         AA-      2/01 at 102     9,239,062
               City of Tampa, Florida, Capital Improvement Program Revenue Bonds,
                Series 1988A:
   1,665,000    8.000%, 10/01/02                                                                   AA     10/98 at 100     1,778,670
   5,830,000    8.250%, 10/01/18                                                                   AA     10/98 at 100     6,211,923
------------------------------------------------------------------------------------------------------------------------------------
               GEORGIA - 3.1%
   9,000,000   Municipal Electric Authority of Georgia, Power Revenue Bonds, Series O,
                8.125%, 1/01/17                                                                     A      1/98 at 102     9,566,100
               Clayton County Hospital Authority Revenue Anticipation
                Certificates (Southern Regional Medical Center Project),
                Georgia, Series 1991:
   2,900,000    6.500%, 8/01/10                                                                   Aaa      8/01 at 102     3,111,555
   4,500,000    7.000%, 8/01/13                                                                   Aaa      8/01 at 102     4,968,225
   3,000,000   Clayton County Housing Authority, Multi-Family Housing Revenue
                Bonds, Spring Lake Apartments Project, 8.125%, 12/01/05 (Mandatory
                put 12/01/97)                                                                    Baa1     No Opt. Call     3,056,850
  15,900,000   The Fulton-DeKalb Hospital Authority, Georgia, Revenue Certificates,
                Series 1991 (Grady Memorial Hospital), 6.900%, 1/01/20
                (Pre-refunded to 1/01/01)                                                         Aaa      1/01 at 102    17,601,300
------------------------------------------------------------------------------------------------------------------------------------
               ILLINOIS - 7.8%
   6,460,000   Illinois Development Finance Authority, Multi-Family Housing Revenue
                Bonds, Series 1992 (Town and Garden Apartments Project),
                7.800%, 3/01/06 (Alternative Minimum Tax)                                        BBB+      3/02 at 102     6,823,504
  14,500,000   Illinois Health Facilities Authority, Revenue Bonds, Series 1991
                (Northwestern Memorial Hospital), 6.750%, 8/15/11                                  Aa      8/01 at 102    15,416,110
   3,000,000   Illinois Health Facilities Authority, Revenue Refunding Bonds, Series 1991
                (Sherman Hospital Project), 6.750%, 8/01/21                                       Aaa      8/01 at 102     3,252,750


   PRINCIPAL                                                                                     RAT-        OPT. CALL    MARKET
      AMOUNT   DESCRIPTION                                                                      INGS*     PROVISIONS**     VALUE

               ILLINOIS (CONTINUED)
$   5,265,000  Illinois Health Facilities Authority (Rockford Memorial Hospital), Revenue
                Refunding Bonds, Series 1991A, 6.000%, 8/15/21                                    Aaa      8/01 at 100   $ 5,278,531
   2,835,000   Illinois Housing Development Authority, Section 8 Elderly Housing
                Revenue Bonds (Garden House of Maywood Development), Series 1992,
                7.000%, 9/01/18                                                                     A      9/02 at 102     2,980,889
   6,000,000   Central Lake County Joint Action Water Agency, Lake County, Illinois,
                Water Revenue Bonds, Series 1990A, 7.000%, 5/01/19 (Pre-refunded
                to 5/01/00)                                                                       Aaa      5/00 at 102     6,596,820
  10,000,000   Central Lake County Joint Action Water Agency, Lake County, Illinois,
                Water Revenue Bonds, Series 1991, 7.000%, 5/01/20 (Pre-refunded to
                5/01/01)                                                                          Aaa      5/01 at 102    11,161,100
   7,610,000   City of Chicago, Chicago O'Hare International Airport, Special Facility
                Revenue Bonds (United Air Lines, Inc. Project), Series 1984C,
                8.200%, 5/01/18                                                                  Baa2      5/99 at 103     8,274,810
   6,665,000   City of Chicago, Chicago O'Hare International Airport, Special Facility
                Revenue Bonds (United Air Lines, Inc. Project), Series 1984B,
                8.850%, 5/01/18                                                                  Baa2     11/00 at 103     7,606,298
  24,430,000   The County of Cook, Illinois, General Obligation Bonds, Series 1991,
                6.750%, 11/01/18 (Pre-refunded to 11/01/01)                                       Aaa     11/01 at 102    27,228,701
------------------------------------------------------------------------------------------------------------------------------------
               INDIANA - 1.3%
   5,905,000   Indiana Health Facility Finance Authority, Hospital Revenue Bonds,
                Series 1992 (Community Hospitals Projects), 7.000%, 7/01/11
                (Pre-refunded to 7/01/01)                                                         Aaa      7/01 at 102     6,611,651
   4,000,000   The Indianapolis Local Public Improvement Bond Bank, Series 1992 D
                Bonds, 6.500%, 2/01/22                                                             A+      2/98 at 100     4,054,240
   5,125,000   City of Petersburg, Indiana, Pollution Control Refunding Revenue Bonds,
                Series 1995A (Indianapolis Power and Light Company Project)
                6.625%, 12/01/24                                                                  Aa2     12/04 at 102     5,507,684
------------------------------------------------------------------------------------------------------------------------------------
               IOWA - 0.4%
   4,500,000   Polk County, Iowa, Health Facilities Revenue Bonds, Catholic Health
                Corporation (Mercy Health Center of Central Iowa Project), Series 1991,
                6.750%, 11/01/15                                                                  Aaa     11/01 at 101     4,882,860
------------------------------------------------------------------------------------------------------------------------------------
               KANSAS - 1.5%
               City of Merriam, Kansas, Hospital Refunding Revenue Bonds, Series 1991B
                (Shawnee Mission Medical Center, Inc. Project):
   7,380,000    7.250%, 9/01/11                                                                    A-      9/01 at 102     7,896,231
  10,000,000    7.250%, 9/01/21                                                                    A-      9/01 at 102    10,590,700
------------------------------------------------------------------------------------------------------------------------------------
               KENTUCKY - 3.3%
   3,000,000   Kentucky Development Finance Authority, Hospital Facilities Revenue
                Bonds, Series 1991 (St. Claire Medical Center, Inc. Project),
                7.125%, 9/01/21 (Pre-refunded to 9/01/01)                                         N/R      9/01 at 102     3,348,600
  10,225,000   Kentucky Housing Corporation, Housing Revenue Bonds (Federally
                Insured or Guaranteed Mortgage Loans), 1995 Series B, 6.625%, 7/01/26
                (Alternative Minimum Tax)                                                         Aaa      1/05 at 102    10,594,838
  10,000,000   City of Danville, Kentucky, Multi-City Lease Revenue Bonds (Louisville
                and Jefferson County Metropolitan Sewer District Sewer and Drainage
                System Revenue Project), Fixed Rate Series 1991-G, 6.800%, 3/01/19
                (Pre-refunded to 3/01/02)                                                         Aaa      3/02 at 102    11,178,600
   2,950,000   Greater Kentucky Housing Assistance Corporation, Mortgage Revenue
                Refunding Bonds, Series 1992B (FHA Insured Mortgage Loans-Section 8
                Assisted Projects), 7.625%, 1/01/25                                               Aaa      1/00 at 102     3,126,204
   9,100,000   Jefferson County, Kentucky, Multi-Family Housing Revenue Refunding
                Bonds (Canter Chase Project), Series 1991, 6.750%, 10/01/21
                (Mandatory put 10/01/98)                                                         Baa1     10/97 at 100     9,110,829
   3,030,000   City of Owensboro, Kentucky, Water Revenue Improvement and
                Refunding Bonds, Series 1992, 6.250%, 9/15/17                                     Aaa      9/02 at 100     3,166,411


   PRINCIPAL                                                                                     RAT-        OPT. CALL    MARKET
      AMOUNT   DESCRIPTION                                                                      INGS*     PROVISIONS**     VALUE

               MARYLAND - 1.8%
               Community Development Administration, Department of Housing and
                Community Development, State of Maryland, Single Family Program
                Bonds, 1991 Fourth Series:
$   13,235,000  7.450%, 4/01/20 (Alternative Minimum Tax)                                          Aa      4/01 at 102  $ 13,930,367
   3,990,000    7.450%, 4/01/32 (Alternative Minimum Tax)                                          Aa      4/01 at 102     4,190,258
   3,385,000   Community Development Administration, Department of Housing and
                Community Development, State of Maryland, Multi-Family Housing
                Revenue Bonds (Insured Mortgage Loans), 1991 Series E, 7.100%, 5/15/28             Aa      5/01 at 102     3,550,323
------------------------------------------------------------------------------------------------------------------------------------
               MASSACHUSETTS - 4.9%
               Massachusetts Bay Transportation Authority, General Transportation
                System Bonds, 1991 Series A:
  10,225,000    7.000%, 3/01/11 (Pre-refunded to 3/01/01)                                         Aaa      3/01 at 102    11,408,339
  19,600,000    7.000%, 3/01/22 (Pre-refunded to 3/01/01)                                         Aaa      3/01 at 102    21,868,308
   5,100,000   Massachusetts Health and Educational Facilities Authority, Revenue
                Bonds, New England Medical Center Hospitals Issue, Series F,
                6.625%, 7/01/25                                                                   Aaa      7/02 at 102     5,527,227
  15,000,000   Massachusetts Industrial Finance Agency, Resource Recovery Revenue
                Bonds (SEMASS Project), Series 1991A, 9.000%, 7/01/15                             N/R      7/01 at 103    16,721,850
   3,300,000   Massachusetts Industrial Finance Agency, Resource Recovery Revenue
                Bonds, SEMASS Projects, Series 1991B, 9.250%, 7/01/15 (Alternative
                Minimum Tax)                                                                      N/R      7/01 at 103     3,690,192
------------------------------------------------------------------------------------------------------------------------------------
               MICHIGAN - 3.7%
   5,000,000   Michigan State Hospital Finance Authority, Hospital Revenue Bonds (The
                Detroit Medical Center Obligated Group), Series 1991A, 7.500%, 8/15/11              A      8/01 at 102     5,482,550
  17,875,000   Michigan Strategic Fund Limited Obligation Refunding Revenue Bonds
                (The Detroit Edison Company Pollution Control Bonds Project),
                Collateralized Series 1991DD, 6.875%, 12/01/21                                    Aaa     12/01 at 102    19,754,914
   8,500,000   Michigan Strategic Fund, Limited Obligation Revenue Bonds (Waste
                Management, Inc. Project), Series 1992, 6.625%, 12/01/12 (Alternative
                Minimum Tax)                                                                       A1     12/02 at 102     9,179,235
   7,000,000   City of Grand Rapids, Michigan, Water Supply System Refunding
                Revenue Bonds Series 1991, 6.250%, 1/01/11                                        Aaa      1/01 at 102     7,362,180
   3,275,000   Whitehall District Schools General Obligation, 6.150%, 5/01/18                      AA      5/02 at 102     3,383,075
------------------------------------------------------------------------------------------------------------------------------------
               MINNESOTA - 1.0%
   4,900,000   Minnesota Housing Finance Agency, Single Family Mortgage Bonds,
                1994 Series J, 6.950%, 7/01/26 (Alternative Minimum Tax)                          AA+      1/04 at 102     5,136,033
   3,655,000   The Dakota County Housing and Redevelopment Authority, The
                Washington County Housing and Redevelopment Authority, and The
                City of Bloomington, Minnesota, Single Family Residential Mortgage
                Revenue Bonds (GNMA Mortgage-Backed Program), Series 1988,
                 8.450%, 9/01/19 (Alternative Minimum Tax)                                        Aaa     No Opt. Call     4,622,259
   2,465,000   Washington County Housing and Redevelopment Authority, Multi-
                Family Housing Revenue Bonds (FHA Insured Mortgage Loan-
                Cottages  Phase III Project), Series 1991, 7.650%, 8/01/32 (Alternative
                Minimum Tax)                                                                      AAA      8/01 at 102     2,635,110
------------------------------------------------------------------------------------------------------------------------------------
               MISSISSIPPI - 0.6%
   3,405,000   Canton Housing Development Corporation, 1990 Multi-Family
                Mortgage Revenue Refunding Bonds (Canton Estates Apartments
                Project - FHA Insured Mortgage, Section 8 Assisted Project), Series A,
                7.750%, 8/01/24                                                                   AAA     No Opt. Call     4,156,994
   1,245,000   Charter Mortgage Corporation, 1990 Multi-Family Mortgage Revenue
                Refunding Bonds (Church Garden Apartments - FHA Insured Mortgage,
                Section 8 Assisted Project), Series A, 7.750%, 8/01/21                            AAA      8/01 at 100     1,496,390
   1,365,000   Pearl Housing Development Corporation, 1990 Multi-Family Mortgage
                Revenue Refunding Bonds (Rose Garden Apartments Project - FHA
                Insured Mortgage, Section 8 Assisted Project), Series A, 7.750%, 8/01/22          AAA      2/01 at 100     1,430,684


   PRINCIPAL                                                                                     RAT-        OPT. CALL    MARKET
      AMOUNT   DESCRIPTION                                                                      INGS*     PROVISIONS**     VALUE

               MISSOURI - 1.8%
               Health and Educational Facilities Authority of the State of Missouri, Health
                Facilities Refunding and Improvement Revenue Bonds (Heartland
                Health System's Project), Series 1989:
$   3,070,000   7.625%, 10/01/00                                                                 BBB+ 10/99 at 102 1/2   $ 3,388,727
   6,500,000    8.125%, 10/01/10                                                                 BBB+ 10/99 at 102 1/2     7,262,580
               The Industrial Development Authority of the County of Jackson, State of
                Missouri, Health Care System Revenue Bonds, St. Mary's Hospital of
                Blue Springs Issue, Series 1994:
   5,730,000    6.500%, 7/01/12                                                                  Baa1      7/02 at 102     5,794,061
   5,605,000    7.000%, 7/01/22                                                                  Baa1      7/02 at 102     5,835,870
------------------------------------------------------------------------------------------------------------------------------------
               MONTANA - 0.6%
   7,000,000   City of Forsyth, Rosebud County, Montana, Pollution Control Revenue
                Refunding Bonds (Puget Sound Power and Light Company Colstrip
                Project), Series 1992, 7.050%, 8/01/21                                            Aaa      8/01 at 102     7,838,040
------------------------------------------------------------------------------------------------------------------------------------
               NEBRASKA - 1.6%
  11,000,000   Nebraska Investment Finance Authority, Single Family Housing Revenue
                Bonds, 1995 Series A, 6.800%, 3/01/35 (Alternative Minimum Tax)                   AAA  3/05 at 101 1/2    11,445,720
   8,000,000   Nebraska Investment Finance Authority, Single Family Housing Revenue
                Bonds, 1995 Series B, 6.450%, 3/01/35                                             AAA  3/05 at 101 1/2     8,119,600
------------------------------------------------------------------------------------------------------------------------------------
               NEW HAMPSHIRE - 0.6%
   2,570,000   New Hampshire Housing Finance Authority, Single Family Residential
                Mortgage Bonds, 1988 Series A, 8.500%, 7/01/14 (Alternative
                Minimum Tax)                                                                       Aa      7/98 at 103     2,705,902
   4,515,000   New Hampshire Housing Finance Authority, Single Family Residential
                Mortgage Bonds, 1991 Series C, 7.100%, 1/01/23                                     Aa      7/01 at 102     4,748,696
------------------------------------------------------------------------------------------------------------------------------------
               NEW JERSEY - 1.1%
  13,000,000   Pollution Control Financing Authority of Camden County (Camden
                County, New Jersey), Solid Waste Disposal and Resource Recovery
                System Revenue Bonds, Series 1991 D, 7.250%, 12/01/10                            BBB+     12/01 at 102    13,391,820
------------------------------------------------------------------------------------------------------------------------------------
               NEW YORK - 12.2%
               Dormitory Authority of the State of New York, State
                University Educational Facilities, Revenue Bonds, Series
                1990A:
  13,000,000    7.400%, 5/15/01                                                                  Baa1      5/00 at 102    14,107,990
  11,750,000    7.400%, 5/15/12 (Pre-refunded to 5/15/00)                                         Aaa      5/00 at 102    13,223,568
   8,325,000   Dormitory Authority of the State of New York, Menorah Campus, Inc.,
                FHA-Insured Mortgage Revenue Bonds, Series 1991, 7.400%, 2/01/31                   AA      8/01 at 102     9,229,678
  21,075,000   New York Local Government Assistance Corporation, New York, Series
                1991B, 7.500%, 4/01/20 (Pre-refunded to 4/01/01)                                  Aaa      4/01 at 102    23,986,301
               New York State Medical Care Facilities Finance Agency, FHA-Insured
                Mortgage Project Revenue Bonds, 1995 Series F:
   4,400,000    6.200%, 8/15/15                                                                    Aa      8/05 at 102     4,555,276
   4,250,000    6.300%, 8/15/25                                                                    Aa      8/05 at 102     4,378,648
   8,000,000   New York State Medical Care Facilities Finance Agency, New York
                Hospital FHA-Insured Mortgage Revenue Bonds, 1994 Series A
                (AMBAC Insured Series), 6.500%, 8/15/29                                           Aaa      2/05 at 102     8,611,600
   5,000,000   New York State Medical Care Facilities Finance Agency, Brookdale
                Hospital Medical Center Secured Hospital Revenue Bonds, 1995
                Series A, 6.850%, 2/15/17                                                         Baa      2/05 at 102     5,232,250
   8,025,000   New York State Thruway Authority, General Revenue Bonds, Series C,
                6.000%, 1/01/25                                                                   Aaa      1/05 at 102     8,236,138
   2,185,000   N.F. Housing and Commercial Rehabilitation Corporation, 1992 Multi-
                Family Mortgage Revenue Refunding Bonds (FHA Insured Mortgage,
                Section 8 Assisted Project), 7.350%, 8/01/23                                       AA      8/03 at 100     2,498,242
   5,500,000   The City of New York, General Obligation Bonds, Fiscal 1992 Series A,
                3.000%, 8/15/02                                                                  Baa1     No Opt. Call     4,868,545


   PRINCIPAL                                                                                     RAT-        OPT. CALL     MARKET
      AMOUNT   DESCRIPTION                                                                      INGS*     PROVISIONS**      VALUE

               NEW YORK (CONTINUED)
$   2,090,000  The City of New York (New York), General Obligation Bonds, Fiscal
                1992 Series H, 7.000%, 2/01/18                                                   Baa1  2/02 at 101 1/2   $ 2,233,416
   6,000,000   The City of New York (New York), General Obligation Bonds, Fiscal
                1993 Series B, 6.750%, 10/01/17                                                  Baa1 10/02 at 101 1/2     6,235,860
   5,500,000   The City of New York, General Obligation Bonds, Fiscal 1995 Series B,
                7.250%, 8/15/19                                                                  Baa1      8/04 at 101     6,041,365
   6,750,000   The City of New York, General Obligation Bonds, Fiscal 1995 Series F,
                6.625%, 2/15/25                                                                  Baa1      2/05 at 101     6,983,145
  11,000,000   The City of New York, General Obligation Bonds, Fiscal 1996 Series J
                (Subseries J-1), 6.000%, 2/15/24                                                 Baa1  2/06 at 101 1/2    10,675,830
  14,190,000   New York City, New York, Municipal Water Finance Authority, Water and
                Sewer System Revenue Bonds, Fiscal 1996 Series A, 5.875%, 6/15/25                 Aaa      6/05 at 101    14,322,818
   3,415,000   Penfield-Crown Oak Housing Development Corporation, 1991 Multi-
                Family Mortgage Revenue Refunding Bonds (Crown Oak Estates - FHA
                Insured Mortgage, Section 8 Assisted Project), Series A, 7.350%, 8/01/23          AAA      2/03 at 100     3,613,651
------------------------------------------------------------------------------------------------------------------------------------
               NORTH CAROLINA - 0.9%
  10,500,000   North Carolina Eastern Municipal Power Agency, Power System Revenue
                Bonds, Refunding Series 1991 A, 6.250%, 1/01/03                                  Baa1      1/02 at 102    10,973,130
------------------------------------------------------------------------------------------------------------------------------------
               OHIO - 1.0%
   6,945,000   Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds
                (GNMA Mortgage-Backed Securities Program), 1995 Series A-2,
                6.625%, 3/01/26 (Alternative Minimum Tax)                                         AAA      3/05 at 102     7,172,310
   4,800,000   County of Butler, Ohio, Hospital Facilities Revenue Refunding and
                Improvement Bonds, Series 1991 (Fort Hamilton-Hughes Memorial
                Hospital Center), 7.500%, 1/01/10                                                 Baa      1/02 at 102     5,116,032
------------------------------------------------------------------------------------------------------------------------------------
               OKLAHOMA - 5.1%
  16,295,000   Oklahoma County Home Finance Authority (Oklahoma County,
                Oklahoma), Single Family Mortgage Revenue Refunding Bonds, 1991
                Series A, 8.750%, 7/01/12                                                          A1      7/01 at 102    17,253,472
  17,510,000   Pottawatomie County Home Finance Authority (Oklahoma), Municipal
                Refunding, Collateralized Mortgage Obligations (MR CMO) Series
                1991 A, 8.625%, 7/01/10                                                           Aaa     No Opt. Call    23,128,609
  10,000,000   Trustees of the Tulsa Municipal Airport Trust, 1988 Adjustable Rate
                Revenue Obligations, 7.375%, 12/01/20 (Alternative Minimum Tax)                  Baa2     12/00 at 102    10,636,600
  10,100,000   Trustees of the Tulsa Municipal Airport Trust, Revenue Bonds, Series 1991,
                7.600%, 12/01/30 (Alternative Minimum Tax)                                       Baa2      6/01 at 102    10,879,922
------------------------------------------------------------------------------------------------------------------------------------
               OREGON - 0.6%
   8,125,000   Hospital Facility Authority of Hillsboro, Oregon, Hospital Revenue and
                Advance Refunding Bonds,Series 1993 (Tuality Healthcare),
                5.750%, 10/01/12                                                                 BBB+     10/04 at 102     7,764,250
------------------------------------------------------------------------------------------------------------------------------------
               PENNSYLVANIA - 0.6%
               Falls Township Hospital Authority, Refunding Revenue Bonds, The
                Delaware Valley Medical Center Project (FHA Insured Mortgage)
                Series 1992:
   4,525,000    6.900%, 8/01/11                                                                   AAA      8/02 at 102     4,726,906
   3,000,000    7.000%, 8/01/22                                                                   AAA      8/02 at 102     3,133,350
------------------------------------------------------------------------------------------------------------------------------------
               RHODE ISLAND - 0.5%
   5,260,000   Rhode Island Housing and Mortgage Finance Corporation, Mortgage
                Finance Revenue Bonds, 1988 Series A (Corporation Supplemental
                Insurance Program), 8.250%, 10/01/08                                               A1      4/98 at 102     5,522,106
------------------------------------------------------------------------------------------------------------------------------------
               SOUTH CAROLINA - 0.6%
   6,500,000   Lexington County Health Services District, Inc., South Carolina, Hospital
                Revenue Bonds, Series 1991, 6.750%, 10/01/18                                      Aaa     10/01 at 102     7,066,800


   PRINCIPAL                                                                                     RAT-        OPT. CALL    MARKET
      AMOUNT   DESCRIPTION                                                                      INGS*     PROVISIONS**     VALUE

               TENNESSEE - 1.1%
$   2,020,000  Metropolitan Government Nashville and Davidson County Water and
                Sewer System, 7.000%, 1/01/14                                                      A1     11/96 at 102   $ 2,065,511
  10,300,000   Metropolitan Nashville Airport Authority (Tennessee), Airport Improvement
                Revenue Bonds, Refunding Series 1991C, 6.625%, 7/01/07                            Aaa      7/01 at 102    11,335,047
------------------------------------------------------------------------------------------------------------------------------------
               TEXAS - 6.3%
  14,360,000   Alliance Airport Authority, Inc., Special Facilities Revenue Bonds, Series
                1990 (American Airlines, Inc. Project), 7.500%, 12/01/29
                (Alternative Minimum Tax)                                                        Baa2     12/00 at 102    15,306,037
Arlington       Independent School District (Tarrant County, Texas),
                Unlimited Tax Refunding and Improvement Bonds, Series
                1995:
  11,635,000    0.000%, 2/15/11                                                                   Aaa 2/05 at 71 15/16     5,129,988
  13,985,000    0.000%, 2/15/14                                                                   Aaa 2/05 at 58 11/16     4,970,828
   5,000,000   Brazos River Authority (Texas), Collateralized Revenue Refunding Bonds
                (Houston Lighting and Power Company Project), Series 1988D,
                7.750%, 10/01/15                                                                   A2     10/98 at 102     5,344,250
   5,600,000   Dallas-Fort Worth International Airport Facility Improvement
                Corporation, American Airlines, Inc. Revenue Bonds, Series 1990,
                7.500%, 11/01/25 (Alternative Minimum Tax)                                       Baa2     11/00 at 102     5,964,112
  10,960,000   Fort Worth Housing Finance Corporation, Home Mortgage Revenue
                Refunding Bonds, Series 1991A, 8.500%, 10/01/11                                    Aa     10/01 at 103    11,987,500
   7,765,000   City of Houston, Texas, Airport System Subordinate Lien Revenue Bonds,
                Series 1991B, 6.625%, 7/01/22                                                     Aaa      7/01 at 102     8,418,891
  18,500,000   City of Houston, Texas, Water and Sewer System, Junior Lien Revenue
                Refunding Bonds, Series 1991C, 6.375%, 12/01/17                                   Aaa     12/01 at 102    19,610,370
------------------------------------------------------------------------------------------------------------------------------------
               VERMONT - 0.7%
               Vermont Housing Finance Agency, Single Family Housing Bonds,
                Series 2:
   6,405,000    7.300%, 5/01/25 (Alternative Minimum Tax)                                          A1     11/01 at 102     6,682,593
   1,595,000    6.875%, 5/01/25 (Alternative Minimum Tax)                                          A1     11/01 at 102     1,641,734
------------------------------------------------------------------------------------------------------------------------------------
               VIRGINIA - 1.7%
   1,000,000   Virginia College Building Authority, Educational Facilities Revenue
                Bonds (University of Richmond Project), Series of 1991,
                6.400%, 11/01/22 (Mandatory put 11/01/01)                                          Aa     11/99 at 102     1,055,180
  10,500,000   Virginia Housing Development Authority, Commonwealth Mortgage
                Bonds, 1992 Series A, 7.150%, 1/01/33                                             Aa1      1/02 at 102    11,050,305
   4,000,000   Prince Edward County School Board (Prince Edward County, Virginia
                School Construction Project), Certificates of Participation, Series 1996,
                5.400%, 1/15/99                                                                   N/R      7/97 at 100     4,026,640
   3,860,000   Industrial Development Authority of the City of Roanoke, Virginia,
                Hospital Revenue Bonds (Roanoke Memorial Hospitals, Community
                Hospital of Roanoke Valley and Franklin Memorial Hospital Project),
                Series 1990, 6.500%, 7/01/25 (Pre-refunded to 7/01/00)                            Aaa      7/00 at 100     4,132,091
------------------------------------------------------------------------------------------------------------------------------------
               WASHINGTON - 8.4%
   4,750,000   Washington Health Care Facilities Authority, Revenue Bonds, Series 1991
                (Yakima Valley Memorial Hospital Association, Yakima),
                7.250%, 1/01/21 (Pre-refunded to 1/01/01)                                           A      1/01 at 102     5,311,118
  15,100,000   Washington Public Power Supply System, Nuclear Project No. 2,
                Refunding Revenue Bonds, Series 1990B, 7.000%, 7/01/12
                (Pre-refunded to 7/01/00)                                                         Aa1      7/00 at 102    16,680,366
   4,000,000   Washington Public Power Supply System, Nuclear Project No. 2
                Refunding Revenue Bonds, Series 1994A, 5.375%, 7/01/11                            Aa1      7/04 at 102     3,835,160
  14,500,000   Washington Public Power Supply System, Nuclear Project No. 3
                Refunding Revenue Bonds, Series 1989B, 7.400%, 7/01/09
                (Pre-refunded to 1/01/00)                                                         Aa1      1/00 at 102    16,057,880


   PRINCIPAL                                                                                     RAT-        OPT. CALL    MARKET
      AMOUNT   DESCRIPTION                                                                      INGS*     PROVISIONS**     VALUE

               WASHINGTON (CONTINUED)
$   12,445,000 Public Utility District No. 1 of Chelan County, Washington, Columbia-
                River Rock Island Hydro-Electric System Revenue Bonds, Series of
                1976, 6.375%, 6/01/29                                                              A1     12/96 at 102  $ 12,550,657
   3,010,000   Camas School District No. 117, Clark County, Washington, Unlimited
                Tax General Obligation Bonds, 1995, 6.000%, 12/01/14                              Aaa     12/05 at 100     3,091,420
   4,185,000   Douglas County Public Utility District No. 1 Wells Hydroelectric
                Project, 8.750%, 9/01/18                                                           A+      9/06 at 106     5,382,495
  12,415,000   Federal Way School District No. 210, King County, Washington,
                Unlimited Tax General Obligation Bonds, 1991, 6.950%, 12/01/11
                (Pre-refunded to 12/01/03)                                                         A1     12/03 at 100    14,028,950
               Municipality of Metropolitan Seattle (Seattle, Washington),
                Limited Sales Tax General Obligation Bonds, Series 1991 (Refunding):
   9,810,000    6.625%, 1/01/11                                                                    Aa      1/97 at 102    10,041,612
  10,310,000    6.875%, 1/01/20                                                                    Aa      1/97 at 102    10,558,161
   4,000,000   North Thurston School District No. 3, Thurston County, Washington,
                Unlimited Tax General Obligation Bonds, 1992, 6.500%, 12/01/09                      A     12/02 at 100     4,284,120
------------------------------------------------------------------------------------------------------------------------------------
               WISCONSIN - 1.6%
  10,820,000   Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
                Series 1991-B (Novus Health Group), 6.750%, 12/15/20                              Aaa     12/01 at 102    11,779,733
   7,000,000   Wisconsin Housing and Economic Development Authority, Housing
                Revenue Bonds, 1992 Series A, 6.850%, 11/01/12                                     A1      1/02 at 102     7,333,410
------------------------------------------------------------------------------------------------------------------------------------
               WYOMING - 0.6%
   2,390,000   Wyoming Community Development Authority, Single Family Mortgage
                Bonds, 1991 Series B, 7.400%, 6/01/31                                              Aa      6/01 at 102     2,532,970
   4,500,000   Wyoming Community Development Authority, Single Family Mortgage
               Bonds 1988 Series G (Federally Insured or Guaranteed Mortgage Loans),
                7.250%, 6/01/21 (Alternative Minimum Tax)                                          Aa     11/01 at 103     4,739,624
------------------------------------------------------------------------------------------------------------------------------------
$1,128,230,000 Total Investments - (cost $1,113,125,203) - 98.4%                                                       1,199,714,910
==============----------------------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities - 1.6%                                                                       19,947,925
------------------------------------------------------------------------------------------------------------------------------------
               Net Assets - 100%                                                                                      $1,219,662,835
====================================================================================================================================


                                                                                      NUMBER OF     MARKET       MARKET
                            STANDARD & POOR'S                     MOODY'S            SECURITIES      VALUE       PERCENT

  SUMMARY OF                              AAA                         Aaa               55       $476,922,814      40%
  RATINGS*                       AA+, AA, AA-           Aa1, Aa, Aa2, Aa3               34        222,809,477      18
  PORTFOLIO OF                             A+                          A1               12         95,151,832       8
  INVESTMENTS:                          A, A-                   A, A2, A3               13         91,263,589       8
                              BBB+, BBB, BBB-       Baa1, Baa, Baa2, Baa3               35        270,428,184      22
                                    Non-rated                   Non-rated                5         43,139,014       4
----------------------------------------------------------------------------------------------------------------------
  TOTAL                                                                                154     $1,199,714,910     100%
======================================================================================================================

* Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

N/R - Investment is not rated.

** Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
NUVEEN PREMIER MUNICIPAL INCOME FUND, INC. (NPF)


  PRINCIPAL                                                                                      RAT-        OPT. CALL      MARKET
     AMOUNT    DESCRIPTION                                                                      INGS*     PROVISIONS**      VALUE

               ALABAMA - 1.0%
$ 4,360,000    Alabama Higher Education Loan Corporation, Student Loan Revenue
                Refunding Bonds, Series 1994-D, 5.850%, 9/01/04 (Alternative
                Minimum Tax)                                                                      Aaa     No Opt. Call   $ 4,540,678
------------------------------------------------------------------------------------------------------------------------------------
               ALASKA - 0.4%
  1,695,000    Municipality of Anchorage, Alaska, Home Mortgage Revenue Bonds
                (Mortgage-Backed Securities Program), 1992, 8.000%, 3/01/09                       AAA      3/02 at 102     1,832,007
------------------------------------------------------------------------------------------------------------------------------------
               ARIZONA - 5.3%
  5,500,000    Arizona Educational Loan Marketing Corporation, 1992 Educational Loan
                Revenue Bonds, Series B, 6.950%, 3/01/01 (Alternative Minimum Tax)                  A     No Opt. Call     5,930,925
  3,650,000    Gilbert Unified School District No. 41 of Maricopa County, Arizona,
                School Improvement Bonds, Project of 193, Series C (1994),
                6.100%, 7/01/14 (Pre-refunded to 7/01/04)                                         Aaa      7/04 at 100     3,958,133
 12,035,000    Yuma Regional Medical Center on behalf of Hospital District No. 1 of
                Yuma County, Arizona, Hospital Revenue Improvement and Refunding
                Bond (Yuma Regional Medical Center Project), Series 1992,
                8.000%, 8/01/17                                                                     A  8/02 at 101 1/2    13,685,841
------------------------------------------------------------------------------------------------------------------------------------
               ARKANSAS - 1.4%
  2,000,000    Arkansas Development Finance Authority, Single Family Mortgage
                Revenue Bonds, 1995 Series B (Mortgage-Backed Securities Program),
                6.550%, 7/01/18 (Alternative Minimum Tax)                                         AAA      7/05 at 102     2,074,360
  1,400,000    Arkansas Development Finance Authority, Single Family Mortgage
                Revenue Bonds, 1994 Series C (Mortgage-Backed Securities Program),
                6.600%, 7/01/17                                                                   AAA      7/05 at 102     1,472,086
    412,111    Drew County (Arkansas) Public Facilities Board, Single Family Mortgage
                Revenue Refunding Bond, Series 1993A, 7.900%, 8/01/11                             Aaa      8/03 at 103       444,112
  1,310,000    Residential Housing Facilities Board of Greene County, Arkansas,
                Subordinated Mortgage Revenue Bonds, Series 1991-1, 7.250%, 1/01/10                Aa      1/02 at 103     1,396,512
    568,322    Public Facilities Board of Stuttgart, Arkansas, Single Family Mortgage
                Revenue Refunding Bonds, Series 1993A, 7.900%, 9/01/11                            Aaa      9/03 at 103       621,107
------------------------------------------------------------------------------------------------------------------------------------
               CALIFORNIA - 2.1%
 33,000,000    Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue Bonds
                Series 1995A, 0.000%, 1/01/17                                                     Baa     No Opt. Call     9,227,130
------------------------------------------------------------------------------------------------------------------------------------
               COLORADO - 1.4%
               Colorado Health Facilities Authority, Hospital Refunding Revenue Bonds
                (National Jewish Center For Immunology and Respiratory Medicine
                Project), Series 1992:
  1,500,000     6.600%, 2/15/02                                                                  BBB-     No Opt. Call     1,483,395
  1,250,000     6.875%, 2/15/12                                                                  BBB-      2/02 at 102     1,258,213
  3,000,000     7.100%, 2/15/22                                                                  BBB-      2/02 at 102     3,011,040
    550,000    City and County of Denver, Colorado, Airport System Revenue Bonds,
                Series 1990A, 8.100%, 11/15/00 (Alternative Minimum Tax)                          Baa     No Opt. Call       612,002
------------------------------------------------------------------------------------------------------------------------------------
               CONNECTICUT - 1.0%
  2,275,000    Connecticut Housing Finance Authority, Housing Mortgage Finance
                Program Bonds, 1994 Series D, Subseries D-2, 6.900%, 5/15/20
                (Alternative Minimum Tax)                                                          Aa      5/04 at 102     2,396,667
  2,000,000    Connecticut Housing Finance Authority Housing Mortgage Finance
                Program Bonds, 1996 Series C-2, 6.250%, 11/15/18                                   Aa      5/06 at 102     2,039,480
------------------------------------------------------------------------------------------------------------------------------------
               DISTRICT OF COLUMBIA - 3.1%
  6,250,000    District of Columbia (Washington, D.C.), Hospital Revenue Bonds
                (National Rehabilitation Hospital, Inc. Issue), Series 1989A, Medlantic
                Healthcare Group, 7.125%, 11/01/19 (Pre-refunded to 11/01/99)                     Aaa     11/99 at 102     6,851,125
  2,000,000    District of Columbia, Hospital Revenue Refunding Bonds (Washington
                Hospital Center Issue), Series 1992A, 7.000%, 8/15/05                            Baa1      8/02 at 102     2,109,140


  PRINCIPAL                                                                                       RAT-         OPT. CALL   MARKET
     AMOUNT    DESCRIPTION                                                                       INGS*      PROVISIONS**    VALUE

               DISTRICT OF COLUMBIA (CONTINUED)
               District of Columbia Housing Finance Agency, Multi-Family Housing
                Refunding Revenue Bonds, Series 1992B (FHA Insured Mortgage
                Loan-Section 8 Assisted Project):
 $  920,000     7.200%, 9/01/12                                                                    Aa      9/02 at 102    $  980,968
  3,505,000     7.250%, 3/01/24                                                                    Aa      9/02 at 102     3,710,183
------------------------------------------------------------------------------------------------------------------------------------
               FLORIDA - 1.4%
  1,880,000    State of Florida, Full Faith and Credit, State Board of Education, Public
                Education Capital Outlay Bonds, Series 1991-B, 6.700%, 6/01/22
                (Pre-refunded to 6/01/01)                                                         Aaa      6/01 at 101     2,070,312
  4,000,000    Dade County, Florida, Aviation Bonds, Series 1996A, 5.750%, 10/01/18
                (Alternative Minimum Tax)                                                         Aaa     10/06 at 102     3,967,800
------------------------------------------------------------------------------------------------------------------------------------
               GEORGIA - 0.6%
  2,000,000    Municipal Electric Authority of Georgia, Power Revenue Bonds,
                Series EE, 7.250%, 1/01/24                                                        Aaa     No Opt. Call     2,502,040
------------------------------------------------------------------------------------------------------------------------------------
               IDAHO - 0.3%
  1,500,000    Idaho Housing and Finance Association, Single Family Mortgage Bonds,
                1996 Series E, 6.350%, 7/01/14 (Alternative Minimum Tax)                           Aa      7/06 at 102     1,523,310
------------------------------------------------------------------------------------------------------------------------------------
               ILLINOIS - 17.4%
               Illinois Development Finance Authority, Multi-Family
                Housing Bonds, Series 1990 (Affordable Housing
                Preservation Foundation Project), Subseries B (FHA
                Insured Mortgage Loans Lawless Gardens Project):
    600,000     7.650%, 7/01/07                                                                   AAA      1/02 at 105       667,176
  5,270,000     7.650%, 12/31/31                                                                  AAA      1/02 at 105     5,772,653
  8,800,000    Illinois Development Finance Authority, Multi-Family Housing Revenue
                Bonds, Series 1992 (Town and Garden Apartments Project),
                7.800%, 3/01/06 (Alternative Minimum Tax)                                        BBB+      3/02 at 102     9,295,176
    865,000    Illinois Health Facilities Authority, Revenue Refunding Bonds, Series
                1992A (Evangelical Hospitals Corporation), 6.750%, 4/15/12                        AA-      4/02 at 102       911,200
  7,400,000    Illinois Health Facilities Authority, Revenue Bonds, Series 1992 (Trinity
                Medical Center), 7.000%, 7/01/12                                                  Baa      7/02 at 102     7,570,496
  4,790,000    Illinois Housing Development Authority, Section 8 Elderly Housing
                Revenue Bonds (Garden House of Maywood Development), Series
                1992, 7.000%, 9/01/18                                                               A      9/02 at 102     5,036,493
    865,000    Illinois Housing Development Authority, Section 8 Elderly Housing
                Revenue Bonds (Morningside North Development), Series 1992D,
                6.600%, 1/01/07                                                                     A      1/03 at 102       914,227
               State of Illinois, Build Illinois Bonds (Sales Tax Revenue Bonds), Series S:
  2,000,000     6.800%, 6/15/10                                                                   AAA      6/99 at 102     2,109,740
  6,390,000     6.800%, 6/15/12 (Pre-refunded to 6/15/00)                                         Aaa      6/00 at 102     7,008,233
  4,500,000    City of Chicago (Illinois), General Obligation Adjustable Rate Bonds,
                Central Public Library Project, Series C of 1988, 6.850%, 1/01/17
                (Pre-refunded to 7/01/02)                                                         Aaa  7/02 at 101 1/2     5,045,850
  4,900,000    City of Chicago, Illinois, Tax Increment Allocation Revenue Bonds
                (Stockyards Southeast Quadrant Industrial Redevelopment Project),
                Series 1994 B, 9.250%, 1/01/14                                                    N/R     No Opt. Call     5,414,255
  8,075,000    Town of Cicero, Cook County, Illinois, General Obligation Tax Increment
                Bonds, Series 1995A, 8.125%, 12/01/12 (Pre-refunded to 12/01/04)                  N/R     12/04 at 102     9,699,367
  2,000,000    Onterie Center Housing Finance Corporation (An Illinois Not For Profit
                Corporation), Mortgage Revenue Refunding Bonds, Series 1992A
                (FHA Insured Mortgage Loan-Onterie Center Project), 7.050%, 7/01/27               Aaa      7/02 at 102     2,118,100
  2,835,000    Village of Sugar Grove, Kane County, Illinois, Waterworks and Sewerage
                Refunding Revenue Bonds, Series 1992, 7.500%, 5/01/17                             N/R      5/02 at 102     3,030,728
  6,000,000    Town of Wood River, Wood River Township Hospital, Madison County,
                Illinois, General Obligation Bonds (Alternate Revenue Source), Series
                1993, 6.625%, 2/01/14                                                             BBB      2/04 at 102     6,352,020


  PRINCIPAL                                                                                      RAT-          OPT. CALL   MARKET
     AMOUNT    DESCRIPTION                                                                       INGS*      PROVISIONS**    VALUE

               ILLINOIS (CONTINUED)
$ 5,945,000    Town of Wood River, Wood River Township Hospital, Madison County,
                Illinois, General Obligation Tort Immunity Bonds, Series 1993,
                6.500%, 2/01/14                                                                   BBB      2/04 at 102   $ 6,236,840
------------------------------------------------------------------------------------------------------------------------------------
               INDIANA - 1.2%
  2,000,000    City of Indianapolis, Indiana, Exempt Facility Revenue Bonds, Series 1991
                (Mid America Energy Resources, Inc. Project), 7.250%, 12/01/11
                (Alternative Minimum Tax)                                                          A+      6/99 at 102     2,089,040
  2,860,000    PHM Elementary/Middle School Building Corporation (St. Joseph
                County, Indiana), First Mortgage Bonds, Series 1994, 6.300%, 1/15/09                A     No Opt. Call     3,057,226
------------------------------------------------------------------------------------------------------------------------------------
               IOWA - 0.4%
  1,655,000    Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds,
                Senior Series B, 5.750%, 12/01/06 (Alternative Minimum Tax)                       Aaa     12/02 at 102     1,667,131
------------------------------------------------------------------------------------------------------------------------------------
               KANSAS - 1.0%
  4,000,000    City of Hutchinson, Kansas, Single Family Mortgage Revenue Refunding
                Bonds, Series 1992, 8.875%, 12/01/12                                                A      6/02 at 103     4,316,560
------------------------------------------------------------------------------------------------------------------------------------
               KENTUCKY - 1.2%
  5,000,000    Kentucky Rural Economic Development Authority, Economic
                Development Project Revenue Bonds, Series 1992 (Donnelly
                Corporation Project), 8.125%, 7/01/12 (Alternative Minimum Tax)                   N/R      7/02 at 102     5,167,750
------------------------------------------------------------------------------------------------------------------------------------
               LOUISIANA - 0.3%
  1,310,000    Louisiana Housing Finance Agency, Mortgage Revenue Bonds (GNMA
                Collateralized Mortgage Loan-St. Dominic Assisted Care Facility),
                Series 1995, 6.850%, 9/01/25                                                      AAA      9/05 at 103     1,409,914
------------------------------------------------------------------------------------------------------------------------------------
               MAINE - 2.0%
  8,470,000    Maine Educational Loan Marketing Corporation, Subordinate Student
                Loan Revenue Bonds, Series 1994-2, 6.250%, 11/01/06 (Alternative
                Minimum Tax)                                                                        A     No Opt. Call     8,973,711
------------------------------------------------------------------------------------------------------------------------------------
               MARYLAND - 1.4%
  6,000,000    Anne Arundel County, Maryland, Multi-Family Housing Revenue Bonds
                (Woodside Apartments Project), Series 1994, 7.450%, 12/01/24
                (Alternative Minimum Tax) (Mandatory put 12/01/03)                               BBB+     No Opt. Call     6,319,020
------------------------------------------------------------------------------------------------------------------------------------
               MASSACHUSETTS - 6.5%
  3,875,000    Massachusetts Health and Educational, Facilities Authority, Revenue
                Refunding Bonds, Youville Hospital Issue (FHA Insured Project),
                Series B, 6.000%, 2/15/25                                                          Aa      2/04 at 102     3,923,554
  2,450,000    Massachusetts Health and Educational Facilities Authority, Revenue Bonds,
                New England Deaconess Hospital Issue, Series D, 6.875%, 4/01/22                     A      4/02 at 102     2,602,978
  9,070,000    Massachusetts Industrial Finance Agency, Resource Recovery Revenue
                Bonds, SEMASS Project, Series 1991B, 9.250%, 7/01/15 (Alternative
                Minimum Tax)                                                                      N/R      7/01 at 103    10,142,437
               Massachusetts Municipal Wholesale Electric Company, Power Supply
                System Revenue Bonds, 1987 Series A:
    945,000     8.750%, 7/01/18 (Pre-refunded to 7/01/97)                                         Aaa      7/97 at 102       994,433
     45,000     8.750%, 7/01/18                                                                  BBB+      7/97 at 102        51,893
  9,780,000    Massachusetts Water Resources Authority, General Revenue Bonds, 1992
                Series A, 6.750%, 7/15/12 (Pre-refunded to 7/15/02)                               Aaa      7/02 at 102    11,003,674
------------------------------------------------------------------------------------------------------------------------------------
               MICHIGAN - 0.7%
  2,500,000    Wayne County Building Authority (State of Michigan), Building
                Authority (Capital Improvement), Bonds, Series 1992A (Limited Tax
                General Obligation), 8.000%, 3/01/17 (Pre-refunded to 3/01/02)                    Baa      3/02 at 102     2,919,475


  PRINCIPAL                                                                                       RAT-         OPT. CALL   MARKET
     AMOUNT    DESCRIPTION                                                                       INGS*      PROVISIONS**    VALUE

               MINNESOTA - 2.6%
$ 11,180,000   Northwest Minnesota Multi-County, Housing and Redevelopment
                Authority, Governmental Housing Revenue Bonds (Pooled Housing
                Program), Series 1994A, 8.125%, 10/01/26                                          N/R     10/04 at 102  $ 11,496,394
------------------------------------------------------------------------------------------------------------------------------------
               MISSISSIPPI - 0.6%
  8,610,000    Mississippi Home Corporation, Residual Revenue Capital Appreciation
                Bonds, Series 1992-I, 0.000%, 9/15/16                                             Aaa 3/04 at 41 21/32     2,481,144
------------------------------------------------------------------------------------------------------------------------------------
               NEBRASKA - 4.2%
  2,350,000    Nebraska Higher Education Loan Program Inc., Senior Subordinate
                Bonds, Series A-5B, 6.250%, 6/01/18 (Alternative Minimum Tax)                      Aa     No Opt. Call     2,393,264
  4,145,000    City of Grand Island, Nebraska, Electric System Revenue Bonds, 1977
                Series, 6.100%, 9/01/12                                                            A1      9/97 at 100     4,152,088
 10,935,000    Omaha Public Power District (Nebraska), Electric System Revenue Bonds,
                1992, Series A, 6.500%, 2/01/17 (Pre-refunded to 2/01/02)                         AAA  2/02 at 101 1/2    12,041,294
------------------------------------------------------------------------------------------------------------------------------------
               NEVADA - 0.1%
    325,000    Nevada Housing Division, Single Family Program Senior Bonds, 1988
                Issue B (Federally Insured or Guaranteed Mortgage Loans),
                8.050%, 10/01/19 (Alternative Minimum Tax)                                         AA     No Opt. Call       330,957
------------------------------------------------------------------------------------------------------------------------------------
               NEW HAMPSHIRE - 2.5%
  1,440,000    New Hampshire Municipal Bond Bank, Educational Institutions Division
                Revenue Bonds (1994 Coe-Brown Northwood Academy Project),
                7.250%, 5/01/09                                                                   N/R     No Opt. Call     1,496,074
  9,200,000    The Industrial Development Authority of the State of New Hampshire,
                Resource Recovery Revenue Bonds, Series 1987 (SES Concord Project),
                8.500%, 1/01/09                                                                    A+      1/98 at 102     9,724,032
------------------------------------------------------------------------------------------------------------------------------------
               NEW JERSEY - 0.7%
  3,000,000    New Jersey Economic Development Authority, Economic Development
                Bonds (Bridgewater Resources Inc. Project), 1994 Series A,
                8.375%, 11/01/04 (Alternative Minimum Tax)                                        N/R     No Opt. Call     3,140,580
------------------------------------------------------------------------------------------------------------------------------------
               NEW YORK - 11.8%
  6,500,000    Dormitory Authority of the State of New York, City University System
                Consolidated Revenue Bonds, Series 1990A, 7.625%, 7/01/20
                (Pre-refunded to 7/01/00)                                                         Aaa      7/00 at 102     7,321,210
  5,000,000    New York Local Government Assistance Corporation, New York, Series
                1991B, 7.500%, 4/01/20 (Pre-refunded to 4/01/01)                                  Aaa      4/01 at 102     5,690,700
  6,000,000    New York State Medical Care Facilities Finance Agency, Hospital and
                Nursing Home FHA-Insured Mortgage Revenue Bonds, 1992 Series B,
                6.200%, 8/15/22                                                                   AAA      8/02 at 102     6,184,080
  8,450,000    New York State Urban Development Corporation, State Facilities Revenue
                Bonds, Series 1991, 7.500%, 4/01/20 (Pre-refunded to 4/01/01)                     Aaa      4/01 at 102     9,617,283
  3,500,000    The City of New York, General Obligation Bonds, Fiscal 1992 Series B,
                7.500%, 2/01/01                                                                  Baa1     No Opt. Call     3,799,565
               The City of New York, General Obligation Bonds, Fiscal 1995 Series E:
  1,550,000     6.500%, 8/01/02                                                                  Baa1     No Opt. Call     1,637,064
  3,080,000     6.600%, 8/01/04                                                                  Baa1     No Opt. Call     3,285,128
  1,000,000    The City of New York, General Obligation Bonds, Fiscal 1995 Series A,
                7.000%, 8/01/04                                                                  Baa1     No Opt. Call     1,091,530
  2,075,000    The City of New York, General Obligation Bonds, Fiscal 1990 Series F,
                8.400%, 11/15/05 (Pre-refunded to 11/15/01)                                       Aaa 11/01 at 101 1/2     2,464,249
  2,000,000    The City of New York, General Obligation Bonds, Fiscal 1992 Series C,
                Fixed Rate Bonds, Subseries C-1, 6.625%, 8/01/12 (Pre-refunded
                to 8/01/02)                                                                       Aaa  8/02 at 101 1/2     2,230,880
  4,000,000    The City of New York, General Obligation Bonds, Fiscal 1996 Series J
                (Subseries J-1), 5.875%, 2/15/19                                                 Baa1  2/06 at 101 1/2     3,846,000


  PRINCIPAL                                                                                       RAT-         OPT. CALL    MARKET
     AMOUNT    DESCRIPTION                                                                       INGS*      PROVISIONS**     VALUE

               NEW YORK (CONTINUED)
               The City of New York, General Obligation Bonds, Fiscal 1991 Series D:
$ 1,915,000     9.500%, 8/01/02 (Pre-refunded to 8/01/01)                                        Baa1  8/01 at 101 1/2   $ 2,329,617
  2,085,000     9.500%, 8/01/02                                                                  Baa1  8/01 at 101 1/2     2,468,723
------------------------------------------------------------------------------------------------------------------------------------
               NORTH CAROLINA - 0.5%
  2,130,000    North Carolina Housing Finance Agency, Multi-Family Revenue
                Refunding Bonds (1992 Refunding Bond Resolution), Series B,
                6.900%, 7/01/24                                                                    Aa      7/02 at 102     2,232,879
------------------------------------------------------------------------------------------------------------------------------------
               OHIO - 5.7%
 14,055,000    Ohio Housing Finance Agency, Single Family Mortgage Revenue Bonds
                (GNMA Mortgage-Backed Securities Program), 1989 Series A,
                7.650%, 3/01/29 (Alternative Minimum Tax)                                         AAA      9/99 at 102    14,891,975
  8,500,000    Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital
                Facilities Revenue Bonds, Series 1987 (Akron City Hospital Project),
                8.875%, 11/15/07 (Pre-refunded to 11/15/97)                                       Aaa     11/97 at 102     9,093,725
    955,000    Toledo-Lucas County Port Authority, Development Revenue Bonds
                (Northwest Ohio Bond Fund), Series 1992A, 7.750%, 5/15/07
                (Alternative Minimum Tax)                                                         N/R      5/00 at 102     1,004,144
------------------------------------------------------------------------------------------------------------------------------------
               PENNSYLVANIA - 4.4%
  2,000,000    Falls Township Hospital Authority, Refunding Revenue Bonds, The
                Delaware Valley Medical Center Project (FHA Insured Mortgage), Series
                1992, 7.000%, 8/01/22                                                             AAA      8/02 at 102     2,088,900
  1,365,000    Northampton County Hospital Authority (Pennsylvania), Hospital
                Revenue Bonds (Easton Hospital), Series A of 1992, 6.900%, 1/01/02                BBB     No Opt. Call     1,420,460
  7,660,000    City of Philadelphia, Pennsylvania, Water and Sewer Revenue Bonds,
                Tenth Series, 7.350%, 9/01/04                                                     Aaa     No Opt. Call     8,711,029
  2,500,000    The Hospitals and Higher Education Facilities Authority of Philadelphia
                Hospital Revenue Bonds (Children's Seashore House), Series 1992A,
                7.000%, 8/15/12                                                                    A-      8/02 at 102     2,660,625
  4,450,000    The Hospitals and Higher Education Facilities Authority of Philadelphia,
                Hospital Revenue Bonds (Children's Seashore House), Series 1992B,
                7.000%, 8/15/22                                                                    A-      8/00 at 100     4,733,065
------------------------------------------------------------------------------------------------------------------------------------
               SOUTH DAKOTA - 1.5%
  6,510,000    South Dakota Student Loan Assistance Corporation, Student Loan Revenue
                Bonds, Series 1989-B, 7.400%, 8/01/99 (Alternative Minimum Tax)                     A     No Opt. Call     6,800,476
------------------------------------------------------------------------------------------------------------------------------------
               TEXAS - 3.7%
  4,347,931    General Services Commission (an Agency of the State of Texas), as Lessee,
                Participation Interests, 7.500%, 9/01/22                                            A      9/97 at 102     4,404,585
  9,500,000    Harris County Health Facilities Development Corporation, Adjustable
                Convertible Extendable Securities (Greater Houston Pooled Health Care
                Loan Program), Series 1985B, 7.375%, 12/01/25 (Mandatory
                put 12/01/98)                                                                     Aa3 11/96 at 100 1/2     9,576,950
  2,345,000    Victoria Housing Finance Corporation, Single Family Mortgage Revenue
                Refunding Bonds, Series 1995, 8.125%, 1/01/11                                     Aaa     No Opt. Call     2,534,640
------------------------------------------------------------------------------------------------------------------------------------
               UTAH - 0.3%
  1,250,000    Utah Housing Finance Agency, Single Family Mortgage Bonds, 1996
                Series C, 6.450%, 7/01/14 (Alternative Minimum Tax)                                Aa      1/07 at 102     1,266,688
------------------------------------------------------------------------------------------------------------------------------------
               VIRGINIA - 2.0%
  5,000,000    Virginia Housing Development Authority, Commonwealth Mortgage
                Bonds, 1992 Series A, 7.100%, 1/01/22                                             Aa1      1/02 at 102     5,252,200
  3,200,000    Suffolk Redevelopment and Housing Authority, Multi-Family Housing
                Revenue Refunding Bonds, Series 1994 (Chase Heritage at Dulles

                Project), 7.000%, 7/01/24 (Mandatory put 7/01/04)                                Baa3      7/02 at 104     3,386,944

  PRINCIPAL                                                                                       RAT-        OPT. CALL    MARKET
     AMOUNT    DESCRIPTION                                                                       INGS*     PROVISIONS**     VALUE

               WASHINGTON - 4.2%
$ 9,500,000    State of Washington, General Obligation and General Obligation
                Refunding Bonds, Series 1992A and AT-6, 6.250%, 2/01/11                            Aa     No Opt. Call  $ 10,398,795
  2,500,000    Washington Health Care Facilities Authority, Revenue Bonds, Series 1992
                (Sacred Heart Medical Center, Spokane), 6.875%, 2/15/12                           AA-      2/02 at 102     2,699,750
  3,000,000    Washington Public Power Supply System, Nuclear Project No. 1, Refunding
                Revenue Bonds, Series 1989A, 7.500%, 7/01/07 (Pre-refunded to 7/01/99)            Aa1      7/99 at 102     3,298,740
  2,000,000    Washington Public Power Supply System, Nuclear Project No. 3 Refunding
                Revenue Bonds, Series 1990B, 7.375%, 7/01/04                                      Aa1      7/00 at 102     2,197,600
------------------------------------------------------------------------------------------------------------------------------------
               WEST VIRGINIA - 0.5%
  2,000,000    West Virginia Housing Development Fund, Housing Finance Bonds,
                1992 Series B, 7.200%, 11/01/20 (Alternative Minimum Tax)                         Aa1      5/02 at 102     2,111,160
------------------------------------------------------------------------------------------------------------------------------------
               WISCONSIN - 2.1%
  5,950,000    Wisconsin Housing and Economic Development Authority, Housing
                Revenue Bonds, 1992 Series A, 6.850%, 11/01/12                                     A1      1/02 at 102     6,233,399
  2,985,000    Silver Lake Sanitary District, Waushara County, Wisconsin, Sewer System
                Mortgage Revenue Bonds, 8.000%, 10/01/18                                          N/R     10/02 at 100     3,163,533
------------------------------------------------------------------------------------------------------------------------------------
               WYOMING - 0.9%
  4,000,000    Wyoming Community Development Authority, Single Family Mortgage
                Bonds (Federally Insured or Guaranteed Mortgage Loans), 1988
                Series E, 7.750%, 6/01/09 (Alternative Minimum Tax)                                Aa     11/99 at 103     4,196,715
------------------------------------------------------------------------------------------------------------------------------------
$435,798,364   Total Investments - (cost $407,786,328) - 98.4%                                                           435,100,749
============------------------------------------------------------------------------------------------------------------------------
               TEMPORARY INVESTMENTS IN SHORT-TERM
               MUNICIPAL SECURITIES - 0.2%
 $  800,000    The Port Authority of New York and New Jersey, Versatile Structure
===========     Obligations, Series 2, Variable Rate Demand Bonds, 3.550%, 5/01/19+              A-1+                        800,000
------------------------------------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities - 1.4%                                                                        6,252,390
------------------------------------------------------------------------------------------------------------------------------------
               Net Assets - 100%                                                                                        $442,153,139
====================================================================================================================================

                                                                                     NUMBER OF      MARKET       MARKET
                            STANDARD & POOR'S                     MOODY'S           SECURITIES       VALUE       PERCENT

  SUMMARY OF                              AAA                         Aaa               34       $153,481,773      36%
  RATINGS*                       AA+, AA, AA-           Aa1, Aa, Aa2, Aa3               20         62,837,572      14
  PORTFOLIO OF                             A+                          A1                4         22,198,559       5
  INVESTMENTS                           A, A-                   A, A2, A3               12         63,116,712      15
  (EXCLUDING                  BBB+, BBB, BBB-       Baa1, Baa, Baa2, Baa3               22         79,710,871      18
  TEMPORARY                         Non-rated                   Non-rated               10         53,755,262      12
  INVESTMENTS):
----------------------------------------------------------------------------------------------------------------------
  TOTAL                                                                                102       $435,100,749     100%
======================================================================================================================

* Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

N/R - Investment is not rated.

** Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

STATEMENT OF NET ASSETS

                                                                      NQM             NQS            NQU             NPF
   ASSETS
   Investments in municipal securities, at market
     value (note 1)                                               $781,881,599    $721,573,363   $1,199,714,910   $435,100,749
   Temporary investments in short-term municipal
      securities, at amortized cost (note 1)                         2,800,000       4,400,000          --             800,000
   Cash                                                                269,211         170,485        1,339,412         67,633
   Receivables:
      Interest                                                      16,068,981      14,465,009       24,334,432      8,239,817
      Investments sold                                                 132,344       7,930,577          --              30,000
   Other assets                                                        926,098          51,428           31,594         16,539
                                                                   -----------     -----------    -------------    -----------
        Total assets                                               802,078,233     748,590,862    1,225,420,348    444,254,738
                                                                   -----------     -----------    -------------    -----------

   LIABILITIES
   Accrued expenses:
      Management fees (note 6)                                         421,521         394,808          638,167        237,416
      Other                                                            259,381         259,821          451,475        146,234
   Preferred share dividends payable                                    53,774          55,114          129,717         57,776
   Common share dividends payable                                    2,994,191       2,822,330        4,538,154      1,660,173
                                                                   -----------     -----------    -------------    -----------
        Total liabilities                                            3,728,867       3,532,073        5,757,513      2,101,599
                                                                   -----------     -----------    -------------    -----------
   Net assets (note 7)                                            $798,349,366    $745,058,789   $1,219,662,835   $442,153,139
                                                                  ============    ============   ==============   ============

   Preferred shares, at liquidation value                         $250,000,000    $240,000,000   $  400,000,000   $140,000,000
                                                                  ============    ============   ==============   ============

   Preferred shares outstanding                                         10,000           9,600           16,000          5,600
                                                                  ============    ============   ==============   ============

   Common shares outstanding                                        35,434,213      33,400,359       53,077,819     19,647,018
                                                                  ============    ============   ==============   ============

   Netasset value per Common share outstanding (net assets
      less Preferred shares at liquidation value,
      divided by Common shares outstanding)                           $  15.48        $  15.12          $ 15.44       $  15.38
                                                                  ============    ============   ==============   ============
   See accompanying notes to financial statements.


STATEMENT OF OPERATIONS
Year ended October 31, 1996

                                                                       NQM            NQS             NQU             NPF
   INVESTMENT INCOME
   Tax-exempt interest income (note 1)                             $51,750,523     $48,176,865     $78,301,721    $28,453,942
                                                                   -----------     -----------     -----------     -----------
   Expenses:
      Management fees (note 6)                                       4,993,582       4,671,075       7,531,213      2,798,986
      Preferred shares--auction fees                                   643,375         616,831       1,026,230        371,957
      Preferred shares--dividend disbursing agent fees                  52,650          52,841          68,443         22,150
      Shareholders' servicing agent fees and expenses                  100,344          91,854         150,242         54,483
      Custodian's fees and expenses                                    108,875         103,850         149,025         74,755
      Directors' fees and expenses (note 6)                              4,371           5,516          13,656          5,609
      Professional fees                                                 19,555          21,953          26,816         21,397
      Shareholders' reports--printing and mailing expenses             188,489         142,413         242,879        116,428
      Stock exchange listing fees                                       22,421          30,670          43,479         32,511
      Investor relations expense                                        46,462          43,116          71,331         27,812
      Other expenses                                                    44,826          39,823          66,575         21,751
                                                                   -----------     -----------     -----------     -----------
        Total expenses                                               6,224,950       5,819,942       9,389,889      3,547,839
                                                                   -----------     -----------     -----------     -----------
          Net investment income                                     45,525,573      42,356,923      68,911,832     24,906,103
                                                                   -----------     -----------     -----------     -----------

   REALIZED AND UNREALIZED GAIN (LOSS)
   FROM INVESTMENTS

   Net realized gain (loss) from investment transactions, net of
      taxes, if applicable (notes 1 and 3)                           1,504,856        (606,382)       (491,071)       959,626
   Net change in unrealized appreciation or depreciation
     of investments                                                 (7,671,673)     (4,774,830)      1,379,318      1,395,464
                                                                   -----------     -----------     -----------     -----------
          Net gain (loss) from investments                          (6,166,817)     (5,381,212)        888,247      2,355,090
                                                                   -----------     -----------     -----------     -----------
   Net increase in net assets from operations                      $39,358,756     $36,975,711     $69,800,079    $27,261,193
                                                                  ============    ============    ============    ============

   See accompanying notes to financial statements.


STATEMENT OF CHANGES IN NET ASSETS
                                                                              NQM                             NQS

                                                                   Year ended      Year ended      Year ended      Year ended
                                                                    10/31/96        10/31/95        10/31/96        10/31/95
-----------------------------------------------------------------------------------------------------------------------------

   OPERATIONS
   Net investment income                                          $ 45,525,573    $ 46,997,092    $ 42,356,923    $ 43,187,088
   Net realized gain (loss) from investment transactions,
      net of taxes, if applicable (notes 1 and 3)                    1,504,856        (315,370)       (606,382)       (424,861)
   Net change in unrealized appreciation or depreciation
      of investments                                                (7,671,673)     37,219,824      (4,774,830)     43,774,909
                                                                  ------------    ------------    ------------    ------------
      Net increase in net assets from operations                    39,358,756      83,901,546      36,975,711      86,537,136
                                                                  ------------    ------------    ------------    ------------

   DISTRIBUTIONS TO SHAREHOLDERS (note 1)
   From undistributed net investment income:
        Common shareholders                                        (36,524,778)    (38,289,980)    (33,838,039)    (34,858,659)
        Preferred shareholders                                      (9,160,050)    (10,113,285)     (8,711,507)     (9,685,635)
   From accumulated net realized gains from investment
    transactions:
        Common shareholders                                             --               --               --              --
        Preferred shareholders                                          --               --               --              --
                                                                  ------------    ------------    ------------    ------------
      Decrease in net assets from distributions to shareholders    (45,684,828)    (48,403,265)    (42,549,546)    (44,544,294)
                                                                  ------------    ------------    ------------    ------------

   CAPITAL SHARE TRANSACTIONS (note 2)
   Net proceeds from Common shares issued to shareholders due to
      reinvestment of distributions                                    454,280          --             749,508         502,250
                                                                  ------------    ------------    ------------    ------------
   Net increase in net assets derived from capital share
     transactions                                                      454,280         --              749,508         502,250
                                                                  ------------    ------------    ------------    ------------
        Net increase (decrease) in net assets                       (5,871,792)     35,498,281      (4,824,327)     42,495,092
   Net assets at beginning of year                                 804,221,158     768,722,877     749,883,116     707,388,024
                                                                  ------------    ------------    ------------    ------------
   Net assets at end of year                                      $798,349,366    $804,221,158    $745,058,789    $749,883,116
                                                                  ============    ============    ============    ============

   Balance of undistributed net investment income at end of year   $ 1,004,129     $ 1,163,384      $  845,543     $ 1,038,166
                                                                  ============    ============    ============    ============

   See accompanying notes to financial statements.



                                                                              NQU                              NPF

                                                                   Year ended      Year ended      Year ended      Year ended
                                                                    10/31/96        10/31/95        10/31/96        10/31/95
------------------------------------------------------------------------------------------------------------------------------
   OPERATIONS
   Net investment income                                        $   68,911,832   $   69,562,345   $ 24,906,103    $ 25,047,650
   Net realized gain (loss) from investment transactions,
      net of taxes, if applicable (notes 1 and 3)                     (491,071)        (757,201)       959,626          10,181
   Net change in unrealized appreciation or depreciation
       of investments                                                1,379,318       67,418,921      1,395,464      26,319,291
                                                                 --------------  --------------   ------------    ------------
      Net increase in net assets from operations                    69,800,079      136,224,065     27,261,193      51,377,122
                                                                 --------------  --------------   ------------    ------------

   DISTRIBUTIONS TO SHAREHOLDERS (note 1)
   From undistributed net investment income:
        Common shareholders                                        (54,457,859)     (54,776,337)   (19,922,661)    (19,804,205)
        Preferred shareholders                                     (14,584,206)     (16,271,551)    (5,053,788)     (5,394,964)
   From accumulated net realized gains from investment
     transactions:
        Common shareholders                                            --              --           (1,184,250)     (1,104,163)
        Preferred shareholders                                         --              --             (328,412)       (259,084)
                                                                 --------------  --------------   ------------    ------------
      Decrease in net assets from distributions to shareholders    (69,042,065)     (71,047,888)   (26,489,111)    (26,562,416)
                                                                 --------------  --------------   ------------    ------------

   CAPITAL SHARE TRANSACTIONS (note 2)
   Net proceeds from Common shares issued to shareholders due to
      reinvestment of distributions                                     --               --               --              --

                                                                 --------------  --------------   ------------    ------------
   Net increase in net assets derived from capital share
     transactions                                                       --               --               --              --
                                                                 --------------  --------------   ------------    ------------
        Net increase (decrease) in net assets                          758,014       65,176,177        772,082      24,814,706
   Net assets at beginning of year                               1,218,904,821    1,153,728,644    441,381,057     416,566,351
                                                                 --------------  --------------   ------------    ------------
   Net assets at end of year                                    $1,219,662,835   $1,218,904,821   $442,153,139    $441,381,057
                                                                 ==============  ==============   ============    ============

   Balance of undistributed net investment income at end of year $   1,904,403    $   2,034,636    $ 1,324,626     $ 1,394,972
                                                                 ==============  ==============   ============    ============

   See accompanying notes to financial statements.


NOTES TO FINANCIAL STATEMENTS

                            1. GENERAL INFORMATION AND SIGNIFICANT
                            ACCOUNTING POLICIES

                            At October 31, 1996, the National Funds (the
                            "Funds") covered in this report and their corresponding New York Stock Exchange symbols are Nuveen Investment Quality Municipal Fund, Inc.
                            (NQM), Nuveen Select Quality Municipal Fund, Inc.
                            (NQS), Nuveen Quality Income Municipal Fund, Inc.
                            (NQU) and Nuveen Premier Municipal Income Fund, Inc. (NPF).

                            Each Fund invests primarily in a diversified portfolio of municipal obligations issued by state and local government authorities. The Funds are registered under the Investment Company Act of 1940 as closed-end, diversified management investment companies.

                            The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with generally accepted accounting principles.

Securities Valuation        Portfolio securities for which market
                            quotations are readily available are valued at the mean between the quoted bid and asked prices or the yield equivalent. Portfolio securities for which market quotations are not readily available are valued at fair value by consistent application of methods determined in good faith by the Board of Directors. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are traded and valued at amortized cost.

Securities Transactions     Securities transactions are recorded on a trade date
                            basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date.
                            The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of their purchase commitments.
                            At October 31, 1996, there were no such purchase commitments in any of the Funds.

Interest Income             Interest income is determined on the basis
                            of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities when required for federal income tax purposes.

Federal Income Taxes        The Funds intend to comply with the requirements of
                            the Internal Revenue Code applicable to regulated investment companies by distributing to shareholders all of their tax-exempt net investment income, in addition to any significant amounts of net realized capital gains and/or market discount realized from investment transactions. The Funds currently consider significant net realized capital gains and/or market discount as amounts in excess of $.01 per Common share. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds. All regular monthly income dividends paid during the year ended October 31, 1996, have been designated
                            Exempt Interest Dividends which are exempt from regular federal personal income tax. Net realized capital gain and market discount distributions are subject to federal taxation.

Dividends and               Tax-exempt net investment income is declared as a
Distributions to            dividend monthly and payment is made or reinvestment
Shareholders                is credited to shareholder accounts after month-end.
                            Net realized capital gains and/or market discount from investment transactions are distributed to shareholders not less frequently than annually.
                            Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryovers.

                            Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of such distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Preferred Shares            The Funds have issued and outstanding
                            $25,000 stated value Preferred shares. Each Fund's
                            Preferred shares are issued in more than one
                            Series. The dividend rate on each Series may change every seven days, as set by the auction agent. The number of shares outstanding, by Series and in total, for each Fund is as follows:


                                                                       NQM             NQS             NQU             NPF
---------------------------------------------------------------------------------------------------------------------------

   Number of shares:
      Series M                                                        2,500           2,000           3,000            --
      Series T                                                        2,500           2,000           3,000           2,800
      Series W                                                        2,500           2,800           3,000            --
      Series Th                                                        --              --             4,000           2,800
      Series F                                                        2,500           2,800           3,000            --
                                                                     ------           -----          ------           -----
        Total                                                        10,000           9,600          16,000           5,600
                                                                     ======           =====          ======           =====


Derivative Financial        In October 1994, the Financial Accounting Standards
Instruments                 Board (FASB) issued Statement of Financial
                            Accounting Standards No. 119 Disclosure about
                            Derivative Financial Instruments and Fair Value of
                            Financial Instruments which prescribes disclosure requirements for transactions in certain derivative financial instruments including futures, forward, swap, and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the year ended
                            October 31, 1996.

Use of Estimates            The preparation of financial statements in
                            conformity with generally accepted
                            accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.

                            2. FUND SHARES

                            Transactions in Common shares were as follows:


                                                                               NQM                             NQS
-----------------------------------------------------------------------------------------------------------------------------
                                                                   Year ended      Year ended      Year ended      Year ended
                                                                    10/31/96        10/31/95        10/31/96        10/31/95
-----------------------------------------------------------------------------------------------------------------------------

   Common Shares:
   Shares issued to shareholders due to reinvestment
      of distributions                                               29,711            --            49,729          34,939
                                                                     ======          ======          ======          ======


                                                                               NQU                             NPF
-----------------------------------------------------------------------------------------------------------------------------
                                                                   Year ended      Year ended      Year ended      Year ended
                                                                    10/31/96        10/31/95        10/31/96        10/31/95
-----------------------------------------------------------------------------------------------------------------------------

   Common Shares:
   Shares issued to shareholders due to reinvestment
      of distributions                                                 --              --              --              --
                                                                     ======          ======          ======          ======


                            3. SECURITIES TRANSACTIONS

                            Purchases and sales (including maturities) of investments in municipal securities and temporary municipal investments during the year ended October 31, 1996, were as follows:


                                                                       NQM             NQS             NQU             NPF
------------------------------------------------------------------------------------------------------------------------------

   PURCHASES
   Investments in municipal securities                             $71,936,839     $94,679,230    $127,508,823     $33,849,475
   Temporary municipal investments                                  64,380,000      70,060,000      38,400,000      47,400,000

   SALES AND MATURITIES
   Investments in municipal securities                              62,814,120      94,483,838     125,830,076      35,054,338
   Temporary municipal investments                                  71,280,000      75,460,000      40,300,000      46,600,000
                                                                   ===========     ===========    ============     ===========



                            At October 31, 1996, the identified cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes for each Fund.

                            At October 31, 1996, the following Funds had unused capital loss carryovers available for federal income tax purposes to be applied against future capital gains, if any. If not applied the carryovers will expire as follows:


                                                                       NQM             NQS             NQU
-------------------------------------------------------------------------------------------------------------------
   Expiration Year:
      2001                                                         $1,088,991      $   --          $   --
      2002                                                             --           6,626,291       5,529,513
      2003                                                            315,370         424,861         757,201
      2004                                                             --             606,382         486,077
                                                                   ----------      ----------      ----------
        Total                                                      $1,404,361      $7,657,534      $6,772,791
                                                                   ==========      ==========      ==========


                            4. DISTRIBUTIONS TO COMMON SHAREHOLDERS

                            On November 1, 1996, the Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid December 2, 1996, to shareholders of record on November 15, 1996, as follows:


                                                                       NQM             NQS             NQU             NPF
---------------------------------------------------------------------------------------------------------------------------

   Dividend per share                                                $.0845          $.0845          $.0855          $.0860
                                                                     ======          ======          ======          ======



                            5. UNREALIZED APPRECIATION (DEPRECIATION)

                            Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 1996, were as follows:


                                                                       NQM             NQS             NQU             NPF
------------------------------------------------------------------------------------------------------------------------------
   Gross unrealized:
      Appreciation                                                 $56,267,652     $48,782,679     $86,859,306     $27,315,910
      Depreciation                                                  (1,724,299)     (2,018,248)       (269,599)         (1,489)
                                                                   -----------     -----------     -----------     -----------
   Net unrealized appreciation                                     $54,543,353     $46,764,431     $86,589,707     $27,314,421
                                                                   ===+===+===     ===+===+===     ===+===+===     ===+===+===


                            6. MANAGEMENT FEE AND OTHER TRANSACTIONS
                            WITH AFFILIATES

                            Under the Funds' investment management agreements with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each Fund pays to the Adviser an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net asset value of each Fund:


   AVERAGE DAILY NET ASSET VALUE                                           MANAGEMENT FEE
----------------------------------------------------------------------------------------------

   For the first $125,000,000                                                      .65 of 1%
   For the next $125,000,000                                                     .6375 of 1
   For the next $250,000,000                                                      .625 of 1
   For the next $500,000,000                                                     .6125 of 1
   For the next $1,000,000,000                                                      .6 of 1
   For net assets over $2,000,000,000                                            .5875 of 1



                            The fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those Directors who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser.

                            7. COMPOSITION OF NET ASSETS

                            At October 31, 1996, net assets consisted of:


                                                                       NQM             NQS             NQU             NPF
-------------------------------------------------------------------------------------------------------------------------------

   Preferred shares, $25,000 stated value per share, at
     liquidation value                                            $250,000,000    $240,000,000   $  400,000,000    $140,000,000
   Common shares, $.01 par value per share                             354,342         334,004          530,778         196,470
   Paid-in surplus                                                 493,851,903     464,772,345      737,410,738     272,359,877
   Balance of undistributed net investment income                    1,004,129         845,543        1,904,403       1,324,626
   Accumulated net realized gain (loss) from investment
     transactions                                                   (1,404,361)     (7,657,534)      (6,772,791)        957,745
   Net unrealized appreciation of investments                       54,543,353      46,764,431       86,589,707      27,314,421
                                                                   -----------     -----------    -------------     -----------
      Net assets                                                  $798,349,366    $745,058,789   $1,219,662,835    $442,153,139
                                                                  ============    ============   ==============    ============

   Authorized shares:
      Common                                                       200,000,000     200,000,000      200,000,000     200,000,000
      Preferred                                                      1,000,000       1,000,000        1,000,000       1,000,000
                                                                  ============    ============   ==============    ============


                            8. INVESTMENT COMPOSITION

                            Each Fund invests in municipal securities which include general obligation, escrowed and revenue bonds. At October 31, 1996, the revenue sources by municipal purpose for these investments, expressed as a percent of total investments, were as follows:


                                                    NQM             NQS             NQU             NPF
-------------------------------------------------------------------------------------------------------
   Revenue Bonds:
     Housing Facilities                               18%             21%             22%          28%
     Health Care Facilities                           12               7              11           13
     Pollution Control Facilities                      9              11              11            3
     Electric Utilities                                7               9               4            2
     Transportation                                    1               7               8            3
     Educational Facilities                            4               2               2            7
     Water / Sewer Facilities                          2               6               5            1
     Lease Rental Facilities                           3              --               1            1
     Other                                             8               2               6            6
   General Obligation Bonds                            3              10               5           10
   Escrowed Bonds                                     33              25              25           26
                                                   -----           -----           -----         -----
                                                     100%            100%            100%         100%
                                                   =====           =====           =====         =====


                            Certain long-term and intermediate-term
                            investments owned by the Funds are either covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest in the event of default (54% for NQM, 41% for NQS, 42% for NQU and 29% for
                            NPF) . Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of any of the Funds' shares.

                            All of the temporary investments in short-term municipal securities have credit enhancements (letters of credit, guarantees or insurance) issued by third party domestic or foreign banks or other institutions.

                            For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.


FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:


                                                                        Dividends from tax-exempt
                                         Operating performance          net investment income

                                                        Net
                                                        realized and
                         Net asset                      unrealized
                         value           Net            gain (loss)
                         beginning       investment     from            To Common     To Preferred
                         of period       income         investments**   shareholders  shareholders++


NQM
Year ended 10/31,
         1996           $15.650         $1.286         $ (.165)        $(1.032)      $(.259)
         1995            14.650          1.328           1.040          (1.082)       (.286)
         1994            16.450          1.322          (1.761)         (1.118)       (.243)
         1993            15.340          1.395           1.196          (1.230)       (.214)
         1992            15.130          1.441            .169          (1.157)       (.243)
         1991            13.930          1.457           1.185          (1.092)       (.350)
6/21/90 to
         10/31/90        14.050          .318            (.027)          (.178)       (.034)

NQS
Year ended 10/31,

         1996            15.290          1.269           (.164)          (1.014)      (.261)
         1995            14.030          1.296           1.301           (1.046)      (.291)
         1994            16.130          1.311          (2.058)          (1.083)      (.250)
         1993            14.920          1.348           1.304           (1.218)      (.224)
         1992            14.640          1.379            .197           (1.053)      (.243)
3/21/91 to
         10/31/91        14.050           .653            .671            (.425)      (.124)


                         Distributions from capital gains

                                                           Organization                   Per
                                                           and offering                   Common
                                                           costs and                      share
                                                           Preferred share  Net asset     market
                         To Common       To Preferred      underwriting     value end     value end
                         shareholders    shareholders++    discounts        of period     of period


NQM
Year ended 10/31,
         1996            $ --            $ --              $ --               $15.480       $15.000
         1995              --              --                --                15.650        15.125
         1994              --              --                --                14.650        13.375
         1993            (.031)          (.006)              --                16.450        17.500
         1992              --              --                --                15.340        15.750
         1991              --              --                --                15.130        16.000
6/21/90 to
         10/31/90          --              --              (.199)              13.930        14.250

NQS
Year ended 10/31,

         1996              --              --                --                15.120        15.125
         1995              --              --                --                15.290        14.750
         1994            (.017)          (.003)              --                14.030        13.125
         1993              --              --                --                16.130        16.500
         1992              --              --                --                14.920        14.750
3/21/91 to
         10/31/91          --              --              (.185)              14.640        15.000


                                                                         Ratios/Supplemental data

                                                                                         Ratio
                         Total                                                           of net
                         investment      Total                           Ratio of        investment
                         return          return         Net assets       expenses to     income             Portfolio
                         on market       on net asset   end of period    average net     to average         turnover
                         value+          value+         (in thousands)   assets+++       net assets+++      rate

NQM
Year ended 10/31,
         1996             6.13%           5.70%          $798,349          .78%            5.71%               8%
         1995            21.89           14.71            804,221          .78             5.97               11
         1994           (17.87)          (4.32)           768,723          .79             5.83                7
         1993            19.75           16.01            828,931          .77             6.02               14
         1992             5.67            9.29            783,237          .74             6.37                5
         1991            20.66           17.08            769,837          .75             6.67                3
6/21/90 to
         10/31/90        (3.80)            .42            724,011          .72*            6.06*              --

NQS
Year ended 10/31,
         1996             9.71            5.71           745,059          .78              5.69               13
         1995            21.03           17.03           749,883          .79              5.91                7
         1994           (14.45)          (6.43)          707,388          .80              5.89               11
         1993            20.73           16.87           773,423          .81              5.87                8
         1992             5.41            9.32           727,874          .79              6.18                5
3/21/91 to
         10/31/91         2.91            7.33           713,377          .79*             5.81*               1

See notes on page 58.


FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:


                                                                        Dividends from tax-exempt
                                         Operating performance          net investment income

                                                        Net
                                                        realized and
                         Net asset                      unrealized
                         value           Net            gain (loss)
                         beginning       investment     from            To Common      To Preferred
                         of period       income         investments**   shareholders   shareholders++

NQU

Year ended 10/31,
         1996            $15.430         $1.299         $  .012         $(1.026)       $(.275)
         1995             14.200          1.311           1.258          (1.032)        (.307)
         1994             16.400          1.319          (2.143)         (1.095)        (.256)
         1993             14.620          1.341           1.824          (1.151)        (.234)
         1992             14.290          1.325            .276          (1.019)        (.252)
6/19/91 to
         10/31/91         14.050           .276            .329           (.168)        (.021)

NPF
Year ended 10/31,
         1996             15.340          1.267           .121           (1.014)        (.257)
         1995             14.080          1.275          1.337           (1.008)        (.275)
         1994             15.980          1.255         (1.864)          (1.040)        (.238)
         1993             14.070          1.248          1.850            (.972)        (.186)
12/19/91 to
         10/31/92         14.050           .741           .191            (.640)        (.090)


                         Distributions from capital gains

                                                           Organization                  Per
                                                           and offering                  Common
                                                           costs and                     share
                                                           Preferred share  Net asset    market
                         To Common       To Preferred      underwriting     value end    value end
                         shareholders    shareholders++    discounts        of period    of period

NQU

Year ended 10/31,
         1996            $ --            $ --              $ --               $15.440      $15.250
         1995              --              --                --                15.430       14.750
         1994            (.021)          (.004)              --                14.200       12.875
         1993              --              --                --                16.400       16.375
         1992              --              --                --                14.620       14.250
6/19/91 to
         10/31/91          --              --              (.176)              14.290       14.625

NPF
Year ended 10/31,
         1996            (.060)          (.017)              --                15.380       15.125
         1995            (.056)          (.013)              --                15.340       14.625
         1994            (.011)          (.002)              --                14.080       12.750
         1993            (.026)          (.004)              --                15.980       15.250
12/19/91 to
         10/31/92          --              --              (.182)              14.070       14.000

                                                                           Ratios/Supplemental data

                                                                                          Ratio
                         Total                                                            of net
                         investment      Total                             Ratio of       investment
                         return          return         Net assets         expenses to    income              Portfolio
                         on market       on net asset   end of period      average net    to average          turnover
                         value+          value+         (in thousands)     assets+++      net assets+++       rate

NQU

Year ended 10/31,
         1996            10.61%          6.93%          $1,219,663          .77%           5.67%               11%
         1995            23.26          16.51            1,218,905          .78            5.86                17
         1994           (15.32)         (6.86)           1,153,729          .79            5.78                12
         1993            23.62          20.73            1,269,375          .80            5.78                 7
         1992             4.35           9.64            1,170,752          .78            5.95                 8
6/19/91 to
         10/31/91        (1.39)          2.91            1,146,962          .74*           5.13*               --

NPF
Year ended 10/31,
         1996            11.00            7.51           442,153            .81            5.66                 8
         1995            23.92           17.15           441,381            .80            5.84                22
         1994           (10.05)          (5.51)          416,566            .81            5.66                31
         1993            16.68           21.31           453,895            .82            5.59                12
12/19/91 to
         10/31/92        (2.47)           4.73           415,743            .79*           4.91*               14

* Annualized.

** Net of taxes, if applicable.

+ Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Net Asset Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in net asset value per share.

++ The amounts shown are based on Common share equivalents.

+++ Ratios do not reflect the effect of dividend payments to Preferred shareholders.

REPORT OF INDEPENDENT AUDITORS

                            The Board of Directors and Shareholders
                            Nuveen Investment Quality Municipal Fund, Inc. Nuveen Select Quality Municipal Fund, Inc. Nuveen Quality Income Municipal Fund, Inc. Nuveen Premier Municipal Income Fund, Inc.

                            We have audited the accompanying statements of net assets, including the portfolios of investments, of Nuveen Investment Quality Municipal Fund, Inc., Nuveen Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc. and Nuveen Premier Municipal Income Fund, Inc. as of October 31, 1996, and the related statements of operations and changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                            We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of October 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                            In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Nuveen Investment Quality Municipal Fund, Inc., Nuveen Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc. and Nuveen Premier Municipal Income Fund, Inc. at October 31, 1996, and the results of their operations, changes in their net assets and financial highlights for the periods indicated therein in conformity with generally accepted accounting principles.

                            ERNST & YOUNG LLP
                            Chicago, Illinois
                            December 13, 1996

Build your wealth automatically

Photographic image of Customer Service Rep at Nuveen.

Managing your portfolio takes skill, experience, and informed judgment, but our efforts to help you build your wealth don't stop there. At Nuveen, we offer a number of convenient ways to add to your tax-free portfolio and earn the tax-free income you need to achieve your financial goals.

NUVEEN EXCHANGE-TRADED FUNDS DIVIDEND REINVESTMENT PLAN

Your Nuveen exchange-traded fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares. If you do not elect to reinvest distributions, all distributions are paid by check, or can be deposited directly your bank or brokerage account.

  By choosing to reinvest, you'll be able to set aside money regularly and automatically, and watch your investment grow through the power of tax-free compounding. You'll also benefit from dollar-cost averaging, a technique of investing at regular intervals, which allows you to build a high-quality, tax-free portfolio conveniently and cost effectively over time. All reinvestments are invested in full and fractional shares and are kept in non-certificated form by the Plan Agent, Chase Manhattan Bank.

  To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own. Income or capital gains taxes may be payable on dividends or distributions that are reinvested.

  The shares you acquire by reinvesting will either be purchased on the open market or be newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will be invested within 30 days of the dividend payment date; no interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

  You may, of course, change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

  You also can reinvest if your shares are registered in the name of a brokerage firm, bank, or other nominee. Just ask your investment adviser if the firm will participate on your behalf. If not, it's easy to have the shares registered in your name and to apply for a reinvestment account directly. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

  The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

  For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial adviser or call us toll-free at 1.800.257.8787.

Photographic image of Customer Service Rep at Nuveen.

"When it comes to financial planning, your investment adviser knows your situation best. Nuveen is pleased to provide the account information you and your adviser need to plan effectively."

Photographic image of Customer Service Rep at Nuveen.

"At Nuveen, we make reinvesting easy. A phone call is all it takes to set up your reinvestment account."

Photographic image of Customer Service Rep at Nuveen.

"When questions come up about your investment, we're happy to provide the up-to-date information you and your adviser need."

More than just a number

If you've ever called our toll-free customer service line, you've spoken with one of Nuveen's customer service representatives. These reps are ready to assist you with answers to your questions about current account balances, yields, and previous transactions on your accounts. They can also supply additional information about any of Nuveen's tax-free unit trusts and mutual funds.

If you have a question about your account, or whenever you need help, just call 800.257.8787. Our customer service reps are available Monday through Friday from 8:00 a.m. to 8:00 p.m. Eastern time.

Photographic image of woman seated and man standing behind her representing Nuveen investors.

Your
investment partner

Photographic image of John Nuveen, Sr., founder of Nuveen.

For nearly 100 years, Nuveen has earned its reputation as a tax-free income specialist by focusing on municipal bonds.

Since 1898, John Nuveen & Co. Incorporated has worked to bring together the various participants in the municipal bond industry and build strong partnerships that benefit all concerned. Investors, financial advisers, municipal officials, investment bankers--Nuveen believes that forging relationships with these groups based on trust and value is the key to successful investing.

  As the oldest and largest municipal bond specialist in the United States, Nuveen's investment bankers work with issuers to understand and meet their needs in structuring and selling their bond issues.

  Nuveen also works closely with financial advisers around the country, including brokerage firms, banks, insurance companies, and independent financial planners, to bring the benefits of tax-free investing to you. These advisers are experts at identifying your needs and recommending the best solutions for your situation. Together we make a powerful team, helping you create a successful investment plan that meets your needs today and in the future.

John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, Illinois
60606-1286

FAN-3-10.96